Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
California (98.1%)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	506
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	676
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,152
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	987
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,407
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,636
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	496
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	521
[2,3]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,357
	ABC Unified School District GO	3.000%	8/1/40	3,610	3,210
	Acalanes Union High School District GO	6.350%	8/1/39	15,000	17,301
	Acalanes Union High School District GO	6.550%	8/1/39	13,115	15,246
[4]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	753
[4]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,004
[4]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,686
[4]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,646
[4]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,011
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,758
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,240
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,121
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,113
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,540
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	11,050
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,762
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,070
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,782
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	235
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,173
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,375
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,234
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,294
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	362
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	536
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	493
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	729
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	512
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,631
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,956
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	914
	Alameda County CA Unified School District GO	3.000%	8/1/42	385	334
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,237
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,412
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	291
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,413
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,927
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	5,046
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	177
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,101
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,186
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,133
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,292
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,379
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,196

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,908
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,158
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,567
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,566
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,290
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	5,295	5,360
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,490
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,558
[5]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	764
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,682
[5]	Alhambra Unified School District GO	0.000%	8/1/42	1,000	504
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,206
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	192
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	1,005
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,099
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,391
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,502
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,121
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,900
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,523
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,609
[3]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,460
[3]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,178
[1,3]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,636
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,871
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,392
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,131
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,862
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	375
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,066
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,971
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,452
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	5,112
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,258
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	4,001
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,101
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,806
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,166
[4]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,327
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	847
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,853
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,189
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,750
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	228
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,134
[6]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,538
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	156
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	189
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	186
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	295
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	306
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	405
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	400
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/39	1,000	563
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	3,000	3,200
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	3,000	3,276
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	13,846
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,381
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	3,500	4,037
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	912
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/32	2,725	3,186
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	2,650	3,138
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	2,650	3,177
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,211
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/35	6,470	7,730
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,862

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	6,250	7,427
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,440	3,855
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,705	4,133
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	3,175	3,522
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	2,250	2,486
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	2,000	2,201
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,685	50,411
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,185	18,162
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	31,006
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	10,085	10,056
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	59,920	56,848
[7]	Bay Area Toll Authority Highway Revenue VRDO	3.650%	9/3/24	11,020	11,020
[7]	Bay Area Toll Authority Highway Revenue VRDO	3.850%	9/3/24	5,500	5,500
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.220%	4/1/56	12,500	12,334
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.330%	4/1/56	13,000	12,786
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.170%	4/1/36	2,000	2,016
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,157
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	429
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	684
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	719
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,056
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	425	422
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,572
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/42	1,825	912
	Benicia Unified School District GO	3.000%	8/1/35	1,775	1,668
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,939
	Benicia Unified School District GO	4.000%	8/1/42	1,370	1,381
	Benicia Unified School District GO	4.000%	8/1/43	1,950	1,960
	Benicia Unified School District GO	4.000%	8/1/44	1,635	1,635
	Berkeley CA GO	3.000%	9/1/36	610	578
	Berryessa Union School District GO	5.000%	8/1/36	1,695	2,028
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	424
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,951
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,705	2,825
	Beverly Hills Unified School District CA GO	3.250%	8/1/42	2,000	1,893
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,910
[3]	Bonsall Unified School District GO	0.000%	8/1/29	1,085	941
[3]	Bonsall Unified School District GO	0.000%	2/1/31	575	474
[9]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,587
[9]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,540
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,002
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,365	2,368
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,241
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	745	746
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	511
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,315
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,386
	Burlingame School District GO	0.000%	8/1/28	250	225
	Burlingame School District GO	0.000%	8/1/29	500	437
	Burlingame School District GO	0.000%	8/1/30	755	639
	Burlingame School District GO	3.000%	8/1/36	175	166
	Burlingame School District GO	3.000%	8/1/37	255	239
	Burlingame School District GO	3.000%	8/1/38	175	162
	Burlingame School District GO	3.000%	8/1/39	175	159
	Burlingame School District GO	3.000%	8/1/40	235	211
	Burlingame School District GO	3.000%	8/1/41	350	311
	California (Veterans Bond Program) GO	4.550%	12/1/37	1,000	1,078
	California (Veterans Bond Program) GO	4.750%	12/1/42	2,250	2,353
	California (Veterans Bond Program) GO	5.500%	12/1/52	1,490	1,637
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,611
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/29	1,265	1,344
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,254
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/30	1,200	1,286
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/31	1,350	1,458
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/32	2,250	2,454
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	125,875	127,415
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	66,750	70,638
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	122,870	130,557
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	115,410	124,421
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	75,775	84,238

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	92,307
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	83,520	90,423
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	162,330	175,060
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	108,850	110,188
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,680	134,650
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	142,120	144,473
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.150%	9/3/24	4,200	4,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/25	690	696
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/28	1,635	1,730
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/30	1,075	1,133
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/32	875	919
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/33	960	1,007
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/34	800	837
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/36	1,600	1,664
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/38	1,500	1,544
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,345	4,922
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,545
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	506
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	354
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,011
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,481
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	520
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	231
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,464
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	465
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,129
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	288
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	850	902
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	510
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	462
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,400
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	646
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	713
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	936
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,031
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	150	164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,261
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	490
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,170
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	266
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,495	2,559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	848
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	935
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	716
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	574
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	512
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,020
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,114
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,875	1,905
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,017
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,305	1,319
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	708
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,948
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	806
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,007
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,118
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,140	2,145
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	501

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	480
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	280
	California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,190
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,241
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,096
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,227
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	180
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,508
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	877
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	1,025	1,045
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	596
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	738
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,038
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,009
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	971
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	205
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	726
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	2,050	2,165
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	327
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,176
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	2,090	2,240
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	473
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,945	2,083
	California Educational Facilities Authority College & University Revenue	3.250%	4/1/30	1,000	998
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	487
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	1,505	1,506
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,246
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	537
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	914
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,424
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	477
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,362
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	599
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	819
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	896
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	650
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	955
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,277
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,404
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,179
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,930
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	760	824
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	557
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,829
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	941
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	508
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	750	811
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,844
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	657
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	525	565
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,643
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,177
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	23,725	30,166
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/40	1,000	560
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	19,829
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	524
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,150
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	4,120	4,405
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,266
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,667
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,422
[10]	California Educational Facilities Authority Revenue TOB VRDO	4.200%	9/3/24	15,585	15,585
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,213
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,503
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/41	6,710	7,615

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/43	1,550	1,744
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	308
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	756
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	658
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	307
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	606
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,542
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	543
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,069
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,229
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,409
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,594
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,782
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	1,988
	California GO	4.000%	3/1/25	1,485	1,496
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	4/1/26	8,000	8,296
	California GO	5.000%	4/1/26	2,620	2,717
	California GO	5.000%	8/1/26	20,900	21,841
	California GO	5.000%	9/1/26	720	754
	California GO	5.000%	9/1/26	5,540	5,801
	California GO	5.000%	10/1/26	1,385	1,456
	California GO	5.000%	10/1/26	10,040	10,430
	California GO	5.000%	10/1/26	8,590	9,027
	California GO	4.000%	11/1/26	2,540	2,621
	California GO	5.000%	11/1/26	4,705	4,954
	California GO	5.000%	11/1/26	9,160	9,645
	California GO	5.000%	4/1/27	8,575	9,106
	California GO	3.500%	8/1/27	16,345	16,781
	California GO	5.000%	8/1/27	3,315	3,469
	California GO	5.000%	8/1/27	10,515	11,005
	California GO	5.000%	8/1/27	1,660	1,694
[11]	California GO	5.000%	8/1/27	6,540	6,997
	California GO	4.000%	9/1/27	5,745	5,990
	California GO	5.000%	9/1/27	3,000	3,216
	California GO	5.000%	10/1/27	8,095	8,693
	California GO	5.000%	10/1/27	8,280	8,600
	California GO	5.000%	10/1/27	1,000	1,074
	California GO	5.000%	10/1/27	19,805	21,269
	California GO	5.000%	11/1/27	5,175	5,567
	California GO	5.000%	11/1/27	25,135	27,041
	California GO	5.000%	12/1/27	12,240	13,192
	California GO	5.000%	4/1/28	5,000	5,425
	California GO	5.000%	4/1/28	7,965	8,643
	California GO	5.000%	8/1/28	5,115	5,336
	California GO	5.000%	8/1/28	6,510	6,642
	California GO	5.000%	8/1/28	15,355	16,407
[11]	California GO	5.000%	8/1/28	5,000	5,463
[11]	California GO	5.000%	8/1/28	10,790	11,788
	California GO	4.000%	9/1/28	7,000	7,163
	California GO	4.000%	9/1/28	5,805	6,128
	California GO	5.000%	9/1/28	17,715	18,514
	California GO	5.000%	9/1/28	4,500	4,926
	California GO	5.000%	9/1/28	15,000	16,418
	California GO	5.000%	10/1/28	1,010	1,107
	California GO	5.000%	10/1/28	15,000	16,446
	California GO	5.000%	10/1/28	6,000	6,578
	California GO	5.000%	11/1/28	12,375	13,277
	California GO	5.000%	11/1/28	4,165	4,574
	California GO	5.000%	11/1/28	20,000	21,965
	California GO	5.000%	12/1/28	7,750	8,526
	California GO	5.000%	4/1/29	5,125	5,674
	California GO	5.000%	4/1/29	10,000	11,070

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/29	10,840	11,300
	California GO	5.000%	8/1/29	44,340	46,221
[11]	California GO	5.000%	8/1/29	12,200	13,593
	California GO	4.000%	9/1/29	9,005	9,613
	California GO	5.000%	9/1/29	5,055	5,279
	California GO	5.000%	9/1/29	9,425	9,842
	California GO	5.000%	9/1/29	4,500	5,023
	California GO	5.000%	9/1/29	15,000	16,742
	California GO	5.000%	10/1/29	20,025	20,727
	California GO	5.000%	10/1/29	7,855	8,592
	California GO	5.000%	10/1/29	5,000	5,588
	California GO	5.000%	10/1/29	18,850	21,067
	California GO	4.000%	11/1/29	7,475	7,482
	California GO	5.000%	12/1/29	3,500	3,922
	California GO	5.000%	4/1/30	6,240	7,015
	California GO	5.000%	4/1/30	4,285	4,817
	California GO	5.000%	8/1/30	19,935	20,755
	California GO	5.000%	8/1/30	10,030	10,665
	California GO	5.000%	8/1/30	6,555	6,825
	California GO	5.000%	9/1/30	5,000	5,655
	California GO	5.000%	10/1/30	1,935	2,151
	California GO	4.000%	11/1/30	14,470	14,952
	California GO	5.000%	11/1/30	11,835	12,639
	California GO	5.000%	4/1/31	14,410	16,413
	California GO	5.000%	8/1/31	22,300	23,174
[11]	California GO	5.000%	8/1/31	4,000	4,576
[11]	California GO	5.000%	8/1/31	10,000	11,439
	California GO	5.250%	8/1/31	5,755	5,872
	California GO	5.000%	9/1/31	5,655	5,886
	California GO	5.000%	9/1/31	8,015	9,179
	California GO	5.000%	9/1/31	9,450	10,822
	California GO	4.000%	11/1/31	15,000	15,471
	California GO	5.000%	11/1/31	1,705	1,813
	California GO	5.000%	11/1/31	3,300	3,724
	California GO	5.000%	11/1/31	4,000	4,514
	California GO	5.000%	11/1/31	4,000	4,591
	California GO	5.000%	12/1/31	1,000	1,036
	California GO	5.000%	3/1/32	1,000	1,114
	California GO	5.000%	4/1/32	765	882
[11]	California GO	5.000%	8/1/32	15,000	17,369
[1]	California GO	5.250%	8/1/32	21,200	24,614
	California GO	5.250%	8/1/32	2,025	2,066
	California GO	4.000%	9/1/32	4,280	4,353
	California GO	5.000%	9/1/32	15,110	15,705
	California GO	5.000%	9/1/32	6,000	6,845
	California GO	5.000%	9/1/32	2,750	3,188
	California GO	5.000%	9/1/32	29,155	33,798
	California GO	5.000%	10/1/32	5,380	6,243
	California GO	4.000%	11/1/32	12,175	12,507
	California GO	5.000%	11/1/32	1,860	2,009
	California GO	5.000%	12/1/32	1,000	1,034
	California GO	5.000%	3/1/33	4,785	5,313
	California GO	5.000%	4/1/33	2,615	2,848
	California GO	5.000%	4/1/33	2,405	2,760
	California GO	5.000%	4/1/33	1,005	1,094
	California GO	4.000%	8/1/33	10,190	10,338
	California GO	5.000%	8/1/33	1,270	1,317
	California GO	5.000%	8/1/33	5,000	5,274
[11]	California GO	5.000%	8/1/33	7,000	8,191
[11]	California GO	5.000%	8/1/33	13,000	15,212
	California GO	4.000%	9/1/33	750	761
	California GO	5.000%	9/1/33	25,075	26,037
	California GO	5.000%	9/1/33	7,040	8,124
	California GO	5.000%	9/1/33	5,000	5,857
	California GO	3.000%	10/1/33	2,150	2,079
	California GO	4.000%	10/1/33	1,500	1,604
	California GO	3.000%	11/1/33	5,000	4,890
	California GO	4.000%	11/1/33	12,500	12,791
	California GO	5.000%	3/1/34	2,135	2,366
	California GO	5.000%	3/1/34	1,270	1,407

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	8/1/34	18,290	18,526
	California GO	5.000%	8/1/34	5,160	5,431
[11]	California GO	5.000%	8/1/34	7,360	8,702
	California GO	4.000%	9/1/34	3,400	3,446
	California GO	4.000%	9/1/34	25,905	26,252
	California GO	5.000%	9/1/34	22,760	23,608
	California GO	5.000%	9/1/34	5,700	6,557
	California GO	3.000%	10/1/34	1,150	1,102
	California GO	4.000%	10/1/34	1,400	1,490
	California GO	5.000%	10/1/34	5,000	5,799
	California GO	4.000%	11/1/34	10,895	11,119
	California GO	5.000%	11/1/34	8,070	9,025
	California GO	5.000%	12/1/34	5,000	5,598
	California GO	5.000%	3/1/35	13,890	15,342
	California GO	5.000%	4/1/35	7,865	8,964
	California GO	5.000%	4/1/35	19,660	21,174
	California GO	5.000%	8/1/35	9,015	9,329
[11]	California GO	5.000%	8/1/35	10,000	11,752
	California GO	4.000%	9/1/35	2,500	2,528
	California GO	5.000%	9/1/35	5,000	5,181
	California GO	5.000%	9/1/35	13,410	15,353
[4]	California GO	5.000%	9/1/35	2,000	2,072
	California GO	3.000%	10/1/35	9,185	8,662
	California GO	5.000%	10/1/35	16,640	17,118
	California GO	5.000%	10/1/35	5,250	6,057
	California GO	4.000%	11/1/35	2,610	2,734
	California GO	5.000%	11/1/35	1,000	1,055
	California GO	5.000%	11/1/35	3,810	4,019
	California GO	5.000%	11/1/35	4,000	4,455
	California GO	5.000%	12/1/35	7,220	8,049
	California GO	4.000%	3/1/36	27,355	28,461
	California GO	5.000%	3/1/36	1,880	2,070
	California GO	5.000%	8/1/36	2,965	3,063
[11]	California GO	5.000%	8/1/36	7,390	8,630
	California GO	3.000%	9/1/36	7,565	7,062
	California GO	5.000%	9/1/36	14,705	15,209
	California GO	5.000%	9/1/36	4,070	4,635
	California GO	5.000%	9/1/36	7,655	8,717
	California GO	5.000%	9/1/36	8,610	9,935
	California GO	5.000%	9/1/36	5,000	5,806
	California GO	5.000%	9/1/36	3,120	3,623
	California GO	3.000%	10/1/36	9,815	9,141
	California GO	4.000%	10/1/36	5,550	5,734
	California GO	4.000%	10/1/36	1,435	1,503
	California GO	5.000%	10/1/36	15,195	17,434
	California GO	5.000%	11/1/36	4,180	4,399
	California GO	5.000%	12/1/36	5,350	5,941
	California GO	4.000%	3/1/37	5,500	5,706
	California GO	4.000%	8/1/37	2,215	2,226
[11]	California GO	5.000%	8/1/37	20,000	23,316
	California GO	4.000%	9/1/37	2,010	2,021
	California GO	5.000%	9/1/37	15,000	17,284
	California GO	3.000%	10/1/37	8,250	7,630
	California GO	4.000%	10/1/37	8,655	8,929
	California GO	4.000%	10/1/37	6,125	6,389
	California GO	4.000%	10/1/37	5,000	5,215
	California GO	5.000%	10/1/37	28,520	32,021
	California GO	4.000%	11/1/37	5,200	5,400
	California GO	5.000%	11/1/37	7,000	7,514
	California GO	5.000%	11/1/37	10,050	10,567
	California GO	5.000%	11/1/37	12,980	14,782
	California GO	4.000%	3/1/38	19,120	19,740
	California GO	5.000%	4/1/38	1,235	1,334
	California GO	5.000%	9/1/38	9,300	10,688
[11]	California GO	5.000%	8/1/39	22,435	25,942
	California GO	5.000%	9/1/39	7,120	8,044
	California GO	4.000%	10/1/39	14,145	14,477
	California GO	4.000%	10/1/39	1,685	1,741
	California GO	5.000%	10/1/39	2,500	2,845
	California GO	5.000%	11/1/39	13,090	13,979

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	3/1/40	13,570	13,880
	California GO	3.000%	11/1/40	2,350	2,092
	California GO	4.000%	11/1/40	2,890	2,963
	California GO	5.000%	9/1/41	1,000	1,108
	California GO	5.000%	9/1/41	9,000	10,273
	California GO	4.000%	10/1/41	33,950	34,727
	California GO	3.000%	11/1/41	6,375	5,590
	California GO	4.000%	4/1/42	15	15
	California GO	5.000%	4/1/42	4,725	4,953
	California GO	4.000%	9/1/42	4,610	4,709
	California GO	5.000%	9/1/42	40,035	44,735
	California GO	4.000%	10/1/42	5,975	6,112
	California GO	5.000%	10/1/42	30,000	32,076
	California GO	5.000%	10/1/42	21,485	24,166
	California GO	4.000%	9/1/43	4,900	4,989
	California GO	5.000%	9/1/43	20,000	22,476
	California GO	5.000%	9/1/43	11,000	12,426
	California GO	3.000%	12/1/43	12,890	11,020
[11]	California GO	4.000%	8/1/44	10,000	10,130
[11]	California GO	5.000%	8/1/44	4,500	5,101
[11]	California GO	5.250%	8/1/44	9,900	11,474
	California GO	5.000%	9/1/44	10,000	11,289
	California GO	2.375%	10/1/46	2,500	1,742
[7]	California GO VRDO	3.700%	9/3/24	2,000	2,000
[7]	California GO VRDO	3.700%	9/3/24	1,100	1,100
	California GO, Prere.	5.000%	4/1/26	860	894
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,043
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,310
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,038
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	487
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,271
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,705
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	90	92
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,324
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,289
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	603
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,442
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	3,000	3,017
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,675	1,697
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	553
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	899
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,545
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	4,750	4,752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,314
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	938
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	577
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	6,945	7,538
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	873
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	640
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	952

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	919
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,755
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	536
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	575	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,096
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,815	2,943
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,235
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	541
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,102
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	689
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,330
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,486
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	15,000	16,798
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,227
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,149
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,845
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,306
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	529
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,030
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,483
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	690
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,269
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,084
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,973
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,667
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	15,000	17,939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,050
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,455
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,123
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,726
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	880
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,638
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,680
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,958
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	953
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	648
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,228
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	425
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	15,000	16,875
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,724

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	4,065	4,072
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,814
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,791
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,245	8,286
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,325
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,895
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	583
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,331
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	798
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	2,780	2,806
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,585	3,595
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,370
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	257
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,788
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,482
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,070
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	806
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	30,500	33,995
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,699
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	920	927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,443
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	13,205	14,663
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	11,800	11,942
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	990	992
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,524
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,011
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	374
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,814
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,895	3,117
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,565	6,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	2,971
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,630
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	534
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,834
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,736
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,250	1,424
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,505	3,868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	10,465	10,507
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,373
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,467
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	698
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,450	2,460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,100	1,241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	23,386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	7,500	8,528
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/41	2,850	3,196
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	9,155
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	23,510	23,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	12,387
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,000	3,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	12,500	14,070

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,000	2,228
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	852
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,411
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	3,000	3,322
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,070	8,567
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,475	1,475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,975
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,802
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,915	18,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	36,500	38,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	13,700	14,415
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	680	757
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	8,984
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	10,325	11,635
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	9/3/24	8,900	8,900
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,320
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,524
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,697
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	2,035	2,246
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	614
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	642
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	614
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	514
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	413
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	259
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	203
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	50,793	52,264
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	262
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	393
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	3,000	3,016
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	25,431	26,580
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	66,961	68,008
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	288
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	56,406	54,839
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	54,774	51,909
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,850	17,787
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,921	4,090
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	811
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,934
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	5,000	5,074
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,595	11,870
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,390	11,660
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,523
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	5,087
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,509
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,194
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	572
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	572
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	519
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	627
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	524
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	885
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	834
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	582
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,725
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	871
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,816
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,954
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,665
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/40	4,250	4,616
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/41	3,750	4,042
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/42	2,775	2,982
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	2,485	2,659
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	2,665	2,843

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,153
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	772
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,139
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,271
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,180
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,148
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	2,945
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	577
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,228
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	632
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,898
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,715
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,981
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	725
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,095
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,729
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,368
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,935
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	835
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	901
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,849
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	881
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	623
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,005
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,047
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,793
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,615
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,865	5,862
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,435
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,590
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	15,023
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,382
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,485
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,293
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,322
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	9,115	9,812
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10,000	10,039
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,444
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,958
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,881
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,467
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,306
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,157
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,194
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,855
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,852
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,710
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,166
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	43,848
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,372
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,255	1,251
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	375
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	550	550
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	552
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	652
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,179
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,016
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	310
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,119
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,014
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	311
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	741
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	668

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,211
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,001
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,727
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,141
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	695
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	520
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	728
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	902
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,141
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,252
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	547
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	765
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	523
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	2,160	2,270
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	481
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	555
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	333
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	821
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	613
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	239
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	591
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	338
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,064
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,240
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	874
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	729
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	890
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	122
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,244
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	809
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	893
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	122
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,070	1,118
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,186
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	801
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,203
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	152
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	595
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,288
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	811
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,069
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	161
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	2,100	2,189
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	236
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	664
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,024
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	176
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,845	1,919
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,307
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,083
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	869
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,695
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	170
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	601
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	648
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	383
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,074
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	888
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	894
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,306
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	605
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	542
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	6,000	5,788
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,511
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,476
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,934
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,287
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,828
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,002
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	55

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,709
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,377
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,507
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,113
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,012
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,321
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,017
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,800	2,905
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	740
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,886
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,025
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,038
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	243
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,613
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	877
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,582
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,386
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,273
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	830	890
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,179
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	800
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,618
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,559
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,042
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,037
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,980
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	5,115	5,282
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,138
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	932
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,326
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,176
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,225
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,066
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,381
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,626
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,815
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,098
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,419
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,798
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,673
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	7,520	7,729
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,849
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,952
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,061
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	179
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,700	2,770
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,657
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,895	2,832
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	3,355	3,308
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	4,250	4,112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,752
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	110	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,768
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,550
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,432
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	523

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	660
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,007
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,532
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,470
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,549
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/30	500	554
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/31	500	559
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/32	500	564
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/33	550	626
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/34	550	631
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/35	875	1,003
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/36	755	860
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/37	500	568
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/39	550	623
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/40	575	646
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	869
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	700
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,502
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,689
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,870
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,037
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/31	1,455	1,502
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/35	1,715	1,757
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/36	1,805	1,848
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	496
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	529
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	280
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	300
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	213
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	226
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	345	374
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	179
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	244
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	253
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	267
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	271
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	210
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,278
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,454
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	506
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,631
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	590
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	414
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,020
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,054
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	526
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,485
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,574
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	428
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/28	775	839
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,611
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,082
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	543
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,642
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,260

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	660
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,001
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	645	720
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,201
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,131
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	555
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	539
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	570	647
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,396
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,560
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,502
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/34	500	576
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,498
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,116
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,425
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,281
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,697
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,653	11,907
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/36	600	685
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,713
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,414
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	991
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/38	955	1,083
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	508
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,456
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	3,080	3,258
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	3,165	3,219
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/40	525	587
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	554
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	8/15/44	2,055	2,047
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,178
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	633
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	531
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,009
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	12,000	12,227
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue BAN	5.000%	5/15/29	1,450	1,566
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,513
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/3/24	11,390	11,390
[7,10]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.400%	9/3/24	16,300	16,300
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.400%	9/3/24	33,030	33,030
[10]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.200%	9/3/24	22,180	22,180
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/30	1,045	1,067
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/34	450	470
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/44	650	674
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/34	1,025	1,090
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/39	1,500	1,608
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/44	775	835
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	11,600	11,481
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/39	600	617
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	575	621
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,359
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/44	900	953
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	397
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/34	300	305
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,218
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/39	700	720
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/39	275	293
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,723
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	676
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	625	651
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	1,000	1,057
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	3,984
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,251
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,579
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	385
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	441
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,395	1,416
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,054
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	448

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,700	1,763
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,245	1,257
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	452
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,390
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	467
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	7,500	8,221
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,450	1,470
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,485	2,434
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	524
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,245	1,359
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	517
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,325	1,462
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	551
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,900	2,117
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,000	2,252
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,000	2,272
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	7,500	8,834
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	3,000	3,471
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,000	2,307
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,398
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,000	3,440
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,626
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,520	1,736
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,716
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	656
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,010	2,276
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,414
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,660	1,863
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,480
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,567
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,154
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	245	233
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	2,012
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,474
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	685
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	384
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	990
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	721
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	258
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	538
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,131
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	780
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	284
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,171
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	750	764
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	304
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,247
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	860
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	304
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	355
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,667
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	643
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	456
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,515	2,545
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	920	945
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	498
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/34	725	766
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	523
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	403
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,085
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	930	930
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,051
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,699
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	506
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,272
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/44	1,000	1,018
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	303
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	430	441
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	334
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	375

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,010
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,066
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,825
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,379
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	100	101
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	212
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	105	107
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	337
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	380	388
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	110	115
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	293
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	315	334
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	310	329
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	330	354
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	258
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	216
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/39	1,000	1,046
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,000	1,973
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/30	295	281
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/40	3,000	3,047
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/31	260	246
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/41	775	648
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	125	93
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	300	213
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	164
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	238
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	225
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	275
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	604
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	979
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/31	1,000	1,004
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/41	1,730	1,617
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,571
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,503
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,797
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,843
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,327
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,278
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,224
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	3,125	3,167
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	13,864
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	10,600	11,686
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,523
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,190
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	12,750	14,195
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,263
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	1,009
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	285
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,310
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,704
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	1,750	2,028
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,678
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	1,250	1,431
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	733
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,000	1,134
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,566
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,675	1,884

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,750	4,206
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	3,043
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/30	2,435	2,564
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/32	2,000	2,097
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/34	2,575	2,696
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,525
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,271
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,562
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,434
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,385
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,886
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	16,991
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,034
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,005
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,246
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,059
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,778
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,208
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,266
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,370
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,343
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	694
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	706
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	651
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	944
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,707
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,026
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,546
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	764
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,601
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,924
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,256
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	906
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	803
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,110
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,120	1,198
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,287
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,330
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	11,110	11,736
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,149
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,510
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,720
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,567
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,450
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,650
California State University College & University Revenue	5.000%	11/1/26	1,400	1,482
California State University College & University Revenue	5.000%	11/1/27	2,155	2,217
California State University College & University Revenue	5.000%	11/1/28	2,635	2,708
California State University College & University Revenue	5.000%	11/1/30	1,300	1,348
California State University College & University Revenue	5.000%	11/1/32	6,180	6,520
California State University College & University Revenue	5.000%	11/1/32	5,335	5,518
California State University College & University Revenue	5.000%	11/1/33	6,270	6,609
California State University College & University Revenue	5.000%	11/1/33	10,155	10,502
California State University College & University Revenue	4.000%	11/1/34	665	714
California State University College & University Revenue	5.000%	11/1/34	5,000	5,264
California State University College & University Revenue	5.000%	11/1/34	8,560	9,309
California State University College & University Revenue	4.000%	11/1/35	580	619
California State University College & University Revenue	5.000%	11/1/35	8,000	8,423
California State University College & University Revenue	5.000%	11/1/35	5,000	5,427
California State University College & University Revenue	3.125%	11/1/36	100	97
California State University College & University Revenue	5.000%	11/1/36	1,435	1,509
California State University College & University Revenue	5.000%	11/1/36	3,050	3,147
California State University College & University Revenue	5.000%	11/1/36	10,555	11,420
California State University College & University Revenue	4.000%	11/1/37	2,000	2,010
California State University College & University Revenue	5.000%	11/1/37	3,895	4,091
California State University College & University Revenue	5.000%	11/1/37	10,465	11,295
California State University College & University Revenue	4.000%	11/1/38	6,000	6,014
California State University College & University Revenue	5.000%	11/1/38	5,495	5,919
California State University College & University Revenue	5.000%	11/1/39	1,725	1,880

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,551
	California State University College & University Revenue	5.000%	11/1/41	20,815	21,396
	California State University College & University Revenue	5.000%	11/1/41	1,285	1,472
	California State University College & University Revenue	5.000%	11/1/42	8,250	8,633
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,140
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,135
	California State University College & University Revenue	5.000%	11/1/44	1,250	1,413
	California State University College & University Revenue PUT	1.600%	11/1/26	28,940	27,368
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	5,022
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,732
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	9,256
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,685
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	11,526
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,260	5,274
	California Statewide Communities Development Authority	4.000%	10/1/42	2,590	2,576
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,570
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,621
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	941
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,367
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,752
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	214	150
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	224	156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,070	1,078
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	413
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	757
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	620
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	431
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	196	137
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,795	1,842
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	515	529
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	359
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	910	938
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	410
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	183
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,442
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	219	153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	630
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	697
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	219
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,479
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,071
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	246	172
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,487
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,240
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,613
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	448
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,200	1,259
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	853
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,352
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	488
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,341
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	774
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,065
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,493
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,051
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,422
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,814
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,527

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	723
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,039
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	299
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,830
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,567
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,120	2,225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,340
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	489
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,402
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,130	3,237
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	537
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,848
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,266
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,656
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,220	2,422
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	2,625	3,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,085	2,225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,573
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	877
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,051
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	353
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,774
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	759
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,505
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	884
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,950	3,080
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	951
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,587
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	735
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,360	1,407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	180
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,750	1,783
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	647
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,074
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,059
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,063
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,083
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,927
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,451
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,570
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,484
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,488
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,181
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	562
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,090
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,450
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	5,000	5,609
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,000	1,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,150	1,149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,100	3,545

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,283
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,083
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	700	700
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,951
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,701
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	340
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/26	550	572
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/27	150	160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/28	850	925
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/30	495	560
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/31	645	727
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/32	680	761
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/33	715	797
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/34	1,400	1,553
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/36	500	548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/37	350	382
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/38	400	433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,505	23,336
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,285	20,364
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,635	9,617
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,552
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,410	7,139
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	707
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,185
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,144
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,967
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,036
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	5,390	5,795
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,425	11,209
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	2,061
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	6,081
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,024
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,517
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,078
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,156
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,142
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,100	2,163
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	927
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,535
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,453
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,096
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,789
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,075
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,066
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,054
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,557
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	675	714
[7,10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/3/24	8,740	8,740

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,515
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/3/24	52,212	52,212
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/3/24	49,340	49,340
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.400%	9/3/24	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	1,855	1,875
	California Statewide Communities Development Authority Special Assessment Revenue (Infrastructure Program)	4.000%	9/2/28	2,480	2,502
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/29	2,200	2,260
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/31	1,140	1,125
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/32	2,065	2,077
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/33	1,435	1,463
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/34	1,885	1,998
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,000	1,055
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,915	2,018
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/42	1,495	1,548
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/43	1,500	1,567
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/44	3,235	3,385
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/34	1,205	1,223
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/34	350	382
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	529
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/39	745	794
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,510
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,068
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	1,225	1,289
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	2,180	2,292
[11]	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	500	517
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,150
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,228
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,621
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,294
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,751
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,370
	Carlsbad Unified School District GO	6.125%	8/1/31	145	172
	Carlsbad Unified School District GO	4.000%	5/1/33	720	736
	Carlsbad Unified School District GO	3.000%	8/1/33	300	296
	Carlsbad Unified School District GO	4.000%	5/1/34	685	700
	Carlsbad Unified School District GO	3.000%	8/1/34	500	489
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,064
	Carlsbad Unified School District GO	3.000%	8/1/35	500	484
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,120
	Carlsbad Unified School District GO	3.000%	8/1/36	500	478
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,308
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,407
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	127
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	241
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	279
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	279
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	339
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	338
[11]	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/41	1,000	1,138
[11]	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/42	3,815	4,307
[11]	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,750	1,963
	Castro Valley Unified School District GO	4.000%	8/1/33	750	768
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/26	580	603
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	401

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	109
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/28	900	974
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	438
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	314
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/30	710	791
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	388
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/31	255	289
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,004
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	910	1,037
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	270	309
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,792
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/33	285	330
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,280
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/34	600	697
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	414
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	303
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	306
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	309
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	259
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	261
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	310
[4]	Center Unified School District GO	4.000%	8/1/34	210	218
[4]	Center Unified School District GO	3.000%	8/1/35	950	903
[4]	Center Unified School District GO	3.000%	8/1/36	535	506
[4]	Center Unified School District GO	3.000%	8/1/38	1,310	1,214
[4]	Center Unified School District GO	3.000%	8/1/40	600	539
[1]	Centinela Valley Union High School District GO	0.000%	8/1/27	670	620
[1]	Centinela Valley Union High School District GO	0.000%	8/1/28	685	617
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,441
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,409
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,430
[1]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	2,948
	Central Unified School District GO	0.000%	8/1/33	500	368
	Central Unified School District GO	0.000%	8/1/34	300	212
	Central Unified School District GO	0.000%	8/1/35	300	202
	Central Unified School District GO	0.000%	8/1/36	235	151
	Central Unified School District GO	0.000%	8/1/37	500	306
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	965
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,492
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	631
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,571
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	23,070	23,207
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,711
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,429
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,048
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,403
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,802
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	636
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,337
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	344
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,718

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	472
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	444
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	747
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	375
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	365
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	406
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	753
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	520
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	630
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	418
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	715
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	628
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	424
	Chico CA Sewer Revenue	5.000%	12/1/26	415	438
	Chico Unified School District GO	4.000%	8/1/28	300	316
	Chico Unified School District GO	3.000%	8/1/38	900	822
	Chico Unified School District GO	3.000%	8/1/39	765	689
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,332
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,227
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/29	350	355
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/34	650	703
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,524
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/39	835	894
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/44	795	828
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,439
[4]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,197
[4]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/29	500	436
	Chino Valley Unified School District GO	0.000%	8/1/30	600	506
	Chino Valley Unified School District GO	0.000%	8/1/32	935	732
	Chino Valley Unified School District GO	0.000%	8/1/33	700	530
	Chino Valley Unified School District GO	0.000%	8/1/34	580	421
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	953
	Chino Valley Unified School District GO	0.000%	8/1/35	550	381
	Chino Valley Unified School District GO	0.000%	8/1/36	670	441
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	613
	Chino Valley Unified School District GO	0.000%	8/1/37	800	501
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	784
	Chino Valley Unified School District GO	0.000%	8/1/38	1,000	595
	Chino Valley Unified School District GO	0.000%	8/1/39	2,000	1,124
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,984
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,121
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,155
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,630
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,610
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,025
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,196
[4]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,169
[4]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,470
[4]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,891
[4]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,062
[4]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,060
[4]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,297
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,333
[3]	Clovis Unified School District GO	0.000%	8/1/26	450	428
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,849
[3]	Clovis Unified School District GO	0.000%	8/1/28	6,705	6,031
[3]	Clovis Unified School District GO	0.000%	8/1/29	1,115	975
[3]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,444
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,224
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,994
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,425
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,882
	Clovis Unified School District GO	5.250%	8/1/40	650	727
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,623
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,924
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,562
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,642
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,177
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,727

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coast Community College District GO	3.000%	8/1/38	3,995	3,692
	Coast Community College District GO	4.000%	8/1/42	5,000	4,998
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,544
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,070
[1]	Coast Unified School District GO	0.000%	8/1/28	1,000	873
[1]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,653
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,668
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/25	405	411
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/26	475	493
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/27	555	589
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/28	335	355
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/29	275	291
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/31	270	286
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/32	530	560
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/33	250	255
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/35	400	406
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/36	400	404
[4]	Compton CA Unified School District GO	5.000%	6/1/27	755	807
[4]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,219
[4]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,069
[4]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,262
[4]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,115
[4]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,039
[4]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	740
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,970
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,591
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,275
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,257
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,671
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,943
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,875
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,268
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,002
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,461
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	897
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,848
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,414
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,850
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,119
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,385
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,122
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	5,968
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	486
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	812
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,033
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,571
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,140
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	852
[5]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,290
[5]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,448
[5]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,377
[5]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,150
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,557
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,025
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,024
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,036
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	518
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	696
	Corona-Norco Unified School District GO	3.000%	8/1/44	5,750	4,863
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,690
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	4,267
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,575	16,294
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	7,070	5,941
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,565	13,679
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	9,815	8,322
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,878
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,635
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,525	4,034
	Cupertino CA COP	4.000%	6/1/28	700	739
	Cupertino CA COP	4.000%	6/1/30	865	931

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cypress School District GO	0.000%	8/1/29	1,845	1,614
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,245
[4]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,107
[4]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,079
[4]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,451
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,585
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,480
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	995
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,724
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	875	873
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,400	1,408
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,065	2,038
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,615	5,958
	Desert Community College District GO	4.000%	8/1/43	2,000	2,038
	Desert Community College District GO	4.000%	8/1/44	3,440	3,487
	Desert Community College District GO	4.000%	8/1/45	5,000	5,048
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,061
[7,10]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.400%	9/3/24	8,400	8,400
[1]	Dinuba Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,325	1,490
[1]	Dinuba Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,485	1,687
[1]	Dinuba Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,560	1,792
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	101
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	172
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	178
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	209
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	133
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	428
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	392
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	235
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	295
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	244
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	310
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	137
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	542
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	493
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	602
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	632
	Dublin Unified School District GO	3.000%	8/1/41	1,150	1,022
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,065
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,382
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	956
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	711
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,593
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,162
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,649
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,532
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,847
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,621
[1]	East Side Union High School District GO	0.000%	8/1/27	300	274
[4]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,235
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,897
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,347
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,316
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,271
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,938
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,982
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,770
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,664
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,187
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	4,989
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,100
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,681

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	3,950
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,151
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,394
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,975
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,702
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,487
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,145
[3]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,487
[3]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	3,146
[3]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,580
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,115
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,330
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,418
[5]	El Monte CA City School District GO	0.000%	8/1/32	1,000	776
	El Monte Union High School District GO	4.000%	6/1/31	100	103
	El Monte Union High School District GO	4.000%	6/1/32	185	190
	El Monte Union High School District GO	4.000%	6/1/33	285	291
	El Monte Union High School District GO	4.000%	6/1/34	345	352
	El Monte Union High School District GO	4.000%	6/1/35	400	407
	El Monte Union High School District GO	4.000%	6/1/36	705	716
[4]	El Rancho Unified School District GO	5.500%	8/1/26	435	459
[4]	El Rancho Unified School District GO	5.000%	8/1/27	110	117
[4]	El Rancho Unified School District GO	5.500%	8/1/27	375	405
[4]	El Rancho Unified School District GO	5.500%	8/1/28	375	415
[4]	El Rancho Unified School District GO	5.500%	8/1/36	350	419
[4]	El Rancho Unified School District GO	5.500%	8/1/36	525	629
	El Rancho Unified School District GO	2.000%	8/1/37	4,335	3,374
[4]	El Rancho Unified School District GO	5.500%	8/1/37	320	383
[4]	El Rancho Unified School District GO	5.500%	8/1/38	225	267
[4]	El Rancho Unified School District GO	5.500%	8/1/39	300	355
[4]	El Rancho Unified School District GO	5.500%	8/1/40	625	737
[4]	El Rancho Unified School District GO	5.500%	8/1/41	600	706
[4]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,172
[4]	El Rancho Unified School District GO	5.500%	8/1/43	750	878
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,034
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,034
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,793
[4]	Elk Grove Unified School District COP	3.000%	2/1/37	700	645
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,711
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,026
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,828
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	2,937
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,670
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,547
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,803
	Elk Grove Unified School District GO	4.000%	8/1/45	9,950	10,047
	Escondido CA GO	5.000%	9/1/25	1,000	1,023
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,370
[5]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,603
[5]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,503
[5]	Evergreen School District GO	0.000%	8/1/26	2,200	2,084
	Evergreen School District GO	4.000%	8/1/35	335	345
[5]	Fairfield CA COP	0.000%	4/1/33	3,345	2,523
[5]	Fairfield CA COP	0.000%	4/1/34	940	681
[5]	Fairfield CA COP	0.000%	4/1/36	3,835	2,536
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,031
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,095
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,115
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/29	12,000	10,658
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,074
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,355
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,350
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,528
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,618
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,810
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	7,150	6,566
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,050	12,183
[5]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/33	1,205	908

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	680	699
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	153
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	173
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,900
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	115
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	715	768
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	165
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	1,245	1,199
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	173
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/44	750	789
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,000	921
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	465
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	248
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	483
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	507
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,739
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	270
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,825
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	277
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,915
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	276
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	288
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	143
	Fontana CA Special Tax Revenue	5.000%	9/1/30	155	169
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	204
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	256
	Fontana CA Special Tax Revenue	5.000%	9/1/32	170	187
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	415
	Fontana CA Special Tax Revenue	5.000%	9/1/34	120	132
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	621
	Fontana CA Special Tax Revenue	5.000%	9/1/44	750	793
	Fontana CA Special Tax Revenue	4.000%	9/1/45	150	144
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,280
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	954
[2,3]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,643
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,949
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	598
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,479
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	991
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	949
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	897
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,125
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	753
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,368
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	752
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.700%	1/15/25	2,130	2,151
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	354
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.800%	1/15/26	3,000	3,125
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	729
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.900%	1/15/27	5,000	5,357
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	874
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	419
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,207
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	484
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	817
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	1,000	1,152
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,285
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,496
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,383
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,443
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,757	10,090
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,470
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,412
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	11,614

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,845	9,710
	Foster City CA (Levee Protection Planning and Improvement Project) GO	4.000%	8/1/32	275	285
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/33	500	492
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/35	535	523
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/38	950	891
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/40	830	755
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,242
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,206
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,940
[10,15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,408	26,500
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,528	13,316
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,115
	Fremont Union High School District GO	5.000%	8/1/25	795	813
	Fremont Union High School District GO	5.000%	8/1/26	400	420
	Fremont Union High School District GO	5.000%	8/1/27	505	544
	Fremont Union High School District GO	5.000%	8/1/28	750	827
	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,883
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,945
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,967
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,223
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,274
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,497
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,466
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,947
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,717
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,082
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	784
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,199
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,574
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	556
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	514
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,576
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	563
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	566
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,148
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	668
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,254
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	597
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	631
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	558
	Fresno Unified School District GO	4.000%	8/1/28	385	406
	Fresno Unified School District GO	4.000%	8/1/29	550	576
	Fresno Unified School District GO	4.000%	8/1/30	570	593
	Fresno Unified School District GO	4.000%	8/1/31	485	503
	Fresno Unified School District GO	4.000%	8/1/32	385	398
	Fresno Unified School District GO	3.000%	8/1/33	1,000	968
	Fresno Unified School District GO	4.000%	8/1/33	665	685
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,166
	Fresno Unified School District GO	4.000%	8/1/34	450	462
	Fresno Unified School District GO	3.000%	8/1/35	685	658
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,522
	Fresno Unified School District GO	4.000%	8/1/36	670	698
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,050
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,158
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,024
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,649
	Fresno Unified School District GO	5.000%	8/1/39	900	997
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,588
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,979
	Fresno Unified School District GO	5.000%	8/1/41	500	547
	Fresno Unified School District GO	5.000%	8/1/42	500	545
[4]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,358
[4]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,350
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,147
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/42	1,475	1,682
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,136
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,131
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	923
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,247
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,332

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,425
	Gilroy Unified School District GO	4.000%	8/1/38	485	492
	Glendale CA Community College District GO	0.000%	8/1/25	365	355
	Glendale CA Community College District GO	0.000%	8/1/26	360	340
	Glendale CA Community College District GO	0.000%	8/1/27	515	471
	Glendale CA Community College District GO	0.000%	8/1/28	780	692
	Glendale CA Community College District GO	0.000%	8/1/29	570	490
	Glendale CA Community College District GO	0.000%	8/1/30	910	754
	Glendale CA Community College District GO	0.000%	8/1/31	900	718
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	772
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,246
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,345
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,310
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,712
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,429
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	24,785
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,951
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,243
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	9,944
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,321
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,765
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,514
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,632
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,600
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,746
[9]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	4,175
[4,9]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	3,086
	Grossmont Healthcare District GO	4.000%	7/15/34	1,000	1,003
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,383
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,901
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,341
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,519
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,867
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,471
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,039
[3]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,347
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,406
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,051
[5]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,593
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,244
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,269
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	312
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,454
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	590
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	642
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	3,500	3,706
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,441
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,836
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,111
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,718
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,630
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,440
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,702
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	697
	Hartnell CA Community College District GO	4.000%	8/1/37	600	614
	Hartnell CA Community College District GO	3.000%	8/1/38	380	355
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,537
	Hartnell CA Community College District GO	3.000%	8/1/40	635	571
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	5,000	4,800
	Hayward CA COP	5.000%	11/1/27	1,000	1,079
	Hayward CA COP	5.000%	11/1/28	1,000	1,098
	Hayward CA COP	5.000%	11/1/29	1,000	1,121
	Hayward CA COP	5.000%	11/1/30	1,000	1,138
	Hayward CA COP	5.000%	11/1/31	1,000	1,152
	Hayward CA COP	5.000%	11/1/32	1,000	1,166
	Hayward CA COP	5.000%	11/1/33	1,000	1,182
	Hayward CA COP	5.000%	11/1/34	1,000	1,182
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,243
	Hayward Unified School District COP	5.000%	8/1/35	585	616
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,428

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,047
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,044
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,119
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,398
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,685
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,996
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	606
[1]	Hayward Unified School District GO	0.000%	8/1/33	1,045	782
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	941
[1]	Hayward Unified School District GO	0.000%	8/1/34	1,025	736
[4]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,880
[4]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,572
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,025
[4]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,383
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	836
[4]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,665
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,571
[4]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,036
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,056
[4]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,157
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,489
[4]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,371
[4]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,369
[4]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,340
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	615
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	388
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	959
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,266
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	554
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	584
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	363
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,190
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,283
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,450
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,537
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,721
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,917
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,019
[4]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,002
	Hope Elementary School District GO	0.000%	8/1/29	660	576
	Hope Elementary School District GO	0.000%	8/1/30	500	422
[3]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,954
[3]	Huntington Beach Union High School District GO	0.000%	8/1/33	2,870	2,173
[1,2]	Huntington Beach Union High School District GO	0.000%	8/1/34	1,390	1,014
[3]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	5,103
[4]	Imperial Community College District GO	0.000%	8/1/25	725	705
[4]	Imperial Community College District GO	0.000%	8/1/26	1,005	949
[4]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,436
[4]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,657
[4]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,696
[3]	Imperial Community College District GO	0.000%	8/1/30	330	275
[5]	Imperial Community College District GO	0.000%	8/1/33	1,210	906
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,581
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	171
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	188
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	189
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	277
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	313
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	293
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	227
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	618
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,058
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	715
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,622
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	528
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,281

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,072
[4]	Inglewood Unified School District GO	4.000%	8/1/25	300	303
[4]	Inglewood Unified School District GO	4.000%	8/1/27	250	257
[4]	Inglewood Unified School District GO	5.000%	8/1/29	350	373
[4]	Inglewood Unified School District GO	5.000%	8/1/30	400	426
[4]	Inglewood Unified School District GO	5.000%	8/1/33	500	530
[4]	Inglewood Unified School District GO	5.000%	8/1/34	600	637
[4]	Inglewood Unified School District GO	4.000%	8/1/35	500	506
[4]	Inglewood Unified School District GO	4.000%	8/1/37	260	263
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	200
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	850
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	255
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	459
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	511
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	313
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	815
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	400
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,483
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	564
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	551
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,371
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	362
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,055
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	289
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	450	472
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	418
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	259
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	284
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	360
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	510
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/27	1,235	1,286
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/28	2,500	2,604
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/29	4,000	4,164
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,829
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,569
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,132
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,805
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,906
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,353
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,039
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,040
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,078
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,762
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,220
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,343
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	159
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	554
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	393
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	405
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	218
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	210
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	381
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	472
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	551
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,138
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	262
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	444
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	534
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	270
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	365
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	285
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	567
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	277
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	250
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/29	90	96
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/30	100	107
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/31	150	158
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/32	100	105
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/33	150	157

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/34	100	104
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/35	355	368
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/36	640	658
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/40	1,025	1,041
	Jefferson Union High School District GO	4.000%	8/1/33	200	205
	Jefferson Union High School District GO	4.000%	8/1/34	125	128
	Jefferson Union High School District GO	3.000%	8/1/35	150	141
	Jefferson Union High School District GO	3.000%	8/1/36	250	230
	Jefferson Union High School District GO	5.000%	8/1/36	170	199
	Jefferson Union High School District GO	5.000%	8/1/36	300	351
	Jefferson Union High School District GO	3.000%	8/1/37	275	254
	Jefferson Union High School District GO	5.000%	8/1/38	135	157
	Jefferson Union High School District GO	4.000%	8/1/39	400	404
	Jefferson Union High School District GO	5.000%	8/1/39	500	577
	Jefferson Union High School District GO	5.000%	8/1/40	340	391
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,143
	Jefferson Union High School District GO	5.000%	8/1/42	750	853
	Jefferson Union High School District GO	5.000%	8/1/43	500	567
	Jefferson Union High School District GO	5.000%	8/1/44	750	847
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	201
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	102
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,765
[4]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	379
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,029
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,779
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,926
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	621
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,511
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,531
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,215	2,702
[4]	Kern Community College District COP	3.000%	6/1/33	500	479
[3]	Kern Community College District GO	0.000%	11/1/27	7,375	6,741
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,592
	Kern Community College District GO	5.250%	8/1/39	1,400	1,630
	Kern Community College District GO	5.250%	8/1/40	1,200	1,385
	Kern Community College District GO	5.250%	8/1/41	1,000	1,149
	Kern High School District GO	5.000%	8/1/28	1,000	1,100
	Kern High School District GO	5.000%	8/1/29	750	843
	La Canada Unified School District GO	4.000%	8/1/33	510	531
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	156
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	207
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	232
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	255
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	379
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	504
[3]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,458
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	501
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	612
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,382
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,146
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	838
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,888
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	945
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,046
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,251
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,997
	Liberty Union High School District GO	4.000%	8/1/30	750	775
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,579
	Liberty Union High School District GO	4.000%	8/1/31	565	582

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Liberty Union High School District GO	4.000%	8/1/32	250	259
	Liberty Union High School District GO	3.000%	8/1/35	670	632
	Liberty Union High School District GO	3.000%	8/1/37	825	762
	Liberty Union High School District GO	3.000%	8/1/38	900	822
	Liberty Union High School District GO	3.000%	8/1/39	1,000	900
	Liberty Union High School District GO	3.000%	8/1/40	1,000	888
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,465
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,145
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	561
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,042
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,106
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,376
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,755
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,578
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,677
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,404
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,751
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,338
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	445
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	102
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	357
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	672
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	340
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	505
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	544
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	766
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	743
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	635
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,141
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	803
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	618
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	494
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	377
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	641
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	438
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	263
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	222
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	689
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	745
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	907
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,519
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,113
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,571
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,012
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	814
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,365
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,447
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	760
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,076
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	148
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,069
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,278
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,886
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,358
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	20,197
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	5.014%	11/15/25	16,845	16,989
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.034%	11/15/26	10,010	10,122
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	584
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	583
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	580
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	667
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,155
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	404
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	862
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	575
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,143
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	589
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	719
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	566
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,337

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,267
	Long Beach Community College District GO	4.000%	8/1/34	600	612
	Long Beach Community College District GO	4.000%	8/1/35	705	722
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,640
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,876
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,051
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,017
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,342
	Long Beach Community College District GO	3.000%	8/1/40	3,810	3,383
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,155
	Long Beach Community College District GO	3.000%	8/1/41	2,165	1,881
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	846
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	155
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	210
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	241
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	391
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	362
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	408
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	439
[5]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,554
[5]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,375
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,242
[5]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,585
[5]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,348
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,709
[5]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,794
[5]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,964
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,101
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,982
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,590
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,791
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,627
	Los Alamitos Unified School District GO	0.000%	8/1/29	800	701
	Los Alamitos Unified School District GO	0.000%	8/1/31	550	451
	Los Angeles CA Community College District GO	5.000%	8/1/27	9,500	10,244
	Los Angeles CA Community College District GO	5.000%	8/1/28	9,000	9,938
	Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	11,294
	Los Angeles CA Community College District GO	5.000%	8/1/30	7,500	8,626
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,848
	Los Angeles CA Community College District GO	5.000%	8/1/31	7,500	8,768
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,979
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,592
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,160
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	663
	Los Angeles CA Community Facilities District No. 2021-0 County 1 Special Tax Revenue	5.000%	9/1/42	1,500	1,599
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,015
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	1,969
[11]	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/39	850	919
[11]	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/44	1,400	1,486
[7,10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.400%	9/3/24	44,340	44,340
	Los Angeles CA Unified School District COP	5.000%	10/1/27	2,000	2,153
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,600
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	475
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,387
[4]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	550
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,180	1,267
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,165
	Los Angeles CA Unified School District GO	5.000%	7/1/28	4,395	4,832
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,198
	Los Angeles CA Unified School District GO	5.000%	7/1/31	6,500	7,544
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,212
	Los Angeles CA Unified School District GO	5.000%	7/1/32	16,500	19,385
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,138
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,435
	Los Angeles CA Unified School District GO	5.000%	7/1/33	25,000	29,794
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,643
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,505

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,686
	Los Angeles CA Unified School District GO	5.000%	7/1/34	13,000	15,696
	Los Angeles CA Unified School District GO	4.000%	7/1/35	3,075	3,230
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,670
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,550
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,748
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	5,961
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,435
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,237
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,061
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,055
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,427
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,233
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,866
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,104
	Los Angeles CA Unified School District GO	4.000%	7/1/39	5,070	5,201
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,379
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,307
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,325
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,191
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,174
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,708
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,597
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,513
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,441
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,357
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,274
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	9,122
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,523
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	2,999
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,152
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,161
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,585
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,363
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,865
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,348
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,605
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,512
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,570
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,439
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,492
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,616
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	7,885
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,775
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,314
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,643
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,405
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,227
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,311
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,581
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,403
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,401
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,302
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,183
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,572
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,323
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,354
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,288
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,361
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,911
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,076
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,662
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,697
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,254
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,737
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,849
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,595
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,720
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,939
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,245

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,798
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,971
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	963
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,221
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,010
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,213
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,057
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,261
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,108
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,296
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,159
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,099
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,215
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,279
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,270
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,031
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,717
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,330
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,684
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,211
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,395
[11]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	4,000	4,643
[11]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	8,155	9,330
[11]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/43	7,500	8,542
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,336
[11]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/44	5,000	5,803
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,508
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	795
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,085
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,022
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,303
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,506
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,053
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,032
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,205
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,229
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	719
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,907
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,069
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,264
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,069
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,956
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,543
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	295
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,401
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,288
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	2,987
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,555
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	913
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,839
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,635
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,822
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,291
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,791
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,445
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,377
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,540
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,624
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	714
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,868
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,383
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,604
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,764
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,798
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,505
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,860
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,395
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,908
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,079

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,829
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,382
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,065
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,964
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,964
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,043
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,797
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,061
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	776
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,185
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	994
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,360	1,361
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	785	786
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,145
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,634
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,637
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,000	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	6,964
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,823
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,535	21,739
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,077
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,595
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25,260	26,728
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,575
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,429
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	9,006
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,319
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,863
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,439
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,860	1,862
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	24,003
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,356
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,583
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35,390	39,040
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,860
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,676
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	8,288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,665	1,739
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,950	9,629
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,376
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,041
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,510	5,105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,570	1,787
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,025	6,793
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,700
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,120	1,261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	10,130	11,460
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.600%	9/3/24	11,850	11,850
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.650%	9/3/24	7,920	7,920
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	3.650%	9/3/24	3,825	3,825
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,679
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,508
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,173
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,857
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,337
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,744
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,273
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,895
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,130

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,833
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,942
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,649
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,714
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,436
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,786
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,765
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.650%	9/3/24	7,500	7,500
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,750	1,781
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	5,575	5,672
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,091	1,110
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,278
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,048
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	7,989
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,399
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,707
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,981
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,972
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,184
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/27	1,550	1,656
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/28	1,700	1,856
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/29	1,625	1,813
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/40	1,210	1,390
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,574
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/41	1,300	1,484
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/42	1,000	1,135
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/43	1,000	1,131
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,217
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,167
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,211
	Los Rios Community College District GO	3.000%	8/1/35	1,035	982
	Los Rios Community College District GO	4.000%	8/1/35	250	255
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,121
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,216
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/39	750	860
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/40	900	1,022
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/41	1,500	1,688
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/42	1,000	1,120
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/43	1,000	1,118
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/44	275	305
[3]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,531
[3]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,177
[3]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,046
	Manhattan Beach Unified School District GO	0.000%	9/1/28	2,220	1,992
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	787
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	275
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	393
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	369
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	342
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	569
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,129
[3]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,830
[3]	Manteca Unified School District GO	0.000%	8/1/33	5,435	4,043
[3]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,872
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,031
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,031
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	841
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	8,052
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,096
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,997
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,185
	Marin Healthcare District GO	5.000%	8/1/41	9,000	9,345
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,658
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,115
	Marina Coast Water District COP	4.000%	6/1/44	1,160	1,162
	Marina Coast Water District COP	4.000%	6/1/45	1,660	1,661
	Marina Coast Water District COP	4.000%	6/1/46	1,630	1,624
[4]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,299
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	540

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	449
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	634
	Menifee Union School District GO	4.000%	8/1/29	165	176
	Menifee Union School District GO	4.000%	8/1/30	200	215
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	508
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	794
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,062
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,286
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,937
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,813
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,231
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,958
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,815
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,765
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,350
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,759
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,334
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,945
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,098
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,123
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,284
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,975	4,464
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,395
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,826
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,678
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,465
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,702
[3]	Modesto High School District GO	0.000%	8/1/26	5,010	4,746
	Modesto High School District GO	5.000%	8/1/39	850	971
	Modesto High School District GO	5.000%	8/1/40	505	571
	Modesto High School District GO	5.000%	8/1/41	710	798
	Modesto High School District GO	5.000%	8/1/42	840	939
	Modesto High School District GO	5.000%	8/1/43	1,185	1,319
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,881
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,318
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,569
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,187
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,032
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	692
[3]	Montebello Unified School District GO	0.000%	8/1/26	1,000	941
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,624
	Monterey Park Public Financing Intergovernmental Agreement Revenue	4.000%	6/1/41	1,200	1,211
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	493
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	455
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	904
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	714
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	784
	Monterey Peninsula Unified School District GO	4.000%	8/1/36	13,815	13,892
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,077
[11]	Moreland School District GO	3.875%	8/1/30	1,000	1,020
[11]	Moreland School District GO	5.000%	8/1/33	1,095	1,266
[11]	Moreland School District GO	5.000%	8/1/34	1,250	1,462
[11]	Moreland School District GO	5.000%	8/1/35	1,420	1,677
[11]	Moreland School District GO	5.000%	8/1/36	1,605	1,883
[11]	Moreland School District GO	5.000%	8/1/37	1,805	2,110
[11]	Moreland School District GO	5.000%	8/1/38	2,015	2,342
[11]	Moreland School District GO	5.000%	8/1/40	1,685	1,933
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	384
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	338
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,517
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	842
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,646
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,298
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,079
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	780
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	862
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	969

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	209
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,060
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	241
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	273
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,240
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	472
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	955
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,451
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	959
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	665
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,724
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	676
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	413
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	206
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,952
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,331
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,373
	Mount San Jacinto Community College District GO	3.000%	8/1/38	2,000	1,848
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	500
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	345
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	298
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	374
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	450
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	476
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	227
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	585
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	351
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	608
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	422
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	421
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	341
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	314
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	338
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,040
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	327
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	310
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	307
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	282
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,397
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	356
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,315
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,489
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,410
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	540
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	378
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	485
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,306
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	280
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	537
	Mountain View-Whisman School District GO	3.000%	9/1/39	2,200	2,037
	Mountain View-Whisman School District GO	3.000%	9/1/40	1,000	909
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,346
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,286
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	570	610
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	170	182
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,915	2,050
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	16,256
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,314
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,530	17,063
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,385	17,342
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	20,665
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	23,451
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	709
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,417
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	356
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,268
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,721
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,739
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,580
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,415

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Natomas Unified School District GO	4.000%	8/1/45	1,450	1,445
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,360
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	593
	New Haven Unified School District GO	4.000%	8/1/29	100	105
	New Haven Unified School District GO	4.000%	8/1/30	100	104
	New Haven Unified School District GO	4.000%	8/1/31	100	104
	New Haven Unified School District GO	4.000%	8/1/32	100	103
	New Haven Unified School District GO	4.000%	8/1/35	325	333
	New Haven Unified School District GO	4.000%	8/1/36	155	159
	New Haven Unified School District GO	4.000%	8/1/37	300	307
	New Haven Unified School District GO	4.000%	8/1/38	805	816
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,121
[4]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,204
[4]	Newark CA Unified School District GO	4.000%	8/1/38	885	920
[4]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,030
[4]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,026
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,020	1,038
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	720	771
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,063
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,555
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,235
[3]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,314
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,139
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,380
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	509
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,682
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,854
[4]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	861
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,110
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	459
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,102
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	936
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,599
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	834
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	735
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,025	2,313
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	525
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,279
[4]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,281
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	525
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,161
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,334
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,668
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,974
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,980
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	86,060	92,354
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,026
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	11,239
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,246
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,842
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,432
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,633
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,419
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,395
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,138
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,591
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,281
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,561
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	180
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	711
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	589
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	405
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,307
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	816
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,150	1,028
	Novato CA Unified School District GO	3.000%	8/1/39	1,130	1,029
	Novato CA Unified School District GO	4.000%	8/1/41	4,000	3,979
	Novato CA Unified School District GO	3.000%	8/1/42	4,075	3,586
	Novato CA Unified School District GO	3.000%	8/1/43	3,000	2,605
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,493

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,481
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,564
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,386
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,596
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	855
	Oakland CA GO	2.000%	1/15/34	5,505	4,713
	Oakland CA GO	2.000%	1/15/35	4,480	3,780
	Oakland CA GO	2.125%	1/15/36	4,735	3,979
	Oakland CA GO	3.000%	1/15/40	6,580	5,921
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	2,900
	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	1,135	1,184
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,635
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,127
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	11,484
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,361
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,700
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,675
[5]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,745
[5]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,715
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	521
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,354
	Ohlone Community College District GO	4.000%	8/1/34	3,920	3,980
	Ohlone Community College District GO	3.000%	8/1/38	4,345	3,975
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,510	3,525
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,301
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,075
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,290
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,334
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,256
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,561
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,264
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	535
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	983
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,113
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,134
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,474
	Orange County Water District Water Revenue	4.000%	8/15/35	790	833
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,395
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,090
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,169
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,192
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	783
[5]	Oxnard School District GO	0.000%	8/1/31	1,520	1,214
[5]	Oxnard School District GO	0.000%	7/1/33	3,445	2,553
	Oxnard Union High School District GO	5.000%	8/1/27	750	806
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,065
	Oxnard Union High School District GO	4.000%	8/1/31	750	773
	Oxnard Union High School District GO	4.000%	8/1/32	325	338
	Oxnard Union High School District GO	4.000%	8/1/33	375	389
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,159
	Oxnard Union High School District GO	4.000%	8/1/36	750	769
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,652
[11]	Pajaro Valley Health Care District GO	5.000%	9/1/46	2,750	2,919
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	230
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	256
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	306
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,216
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	190	192
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	727
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,300	1,281
[4]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,148
[4]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,266
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,215
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	562
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	866
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	732
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,423
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,339
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,499
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	783

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,085
[4]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,179
[4]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	894
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,412
	Palo Alto Unified School District GO	3.250%	8/1/42	3,000	2,814
	Palomar Community College District GO	5.000%	8/1/33	2,805	2,970
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,623
	Palomar Health COP	5.000%	11/1/24	965	966
	Palomar Health COP	5.000%	11/1/26	920	938
	Palomar Health COP	5.000%	11/1/27	750	762
[5]	Palomar Health GO	0.000%	8/1/26	1,250	1,172
	Palomar Health GO	5.000%	8/1/26	585	605
[3]	Palomar Health GO	0.000%	8/1/27	16,165	14,570
[5]	Palomar Health GO	0.000%	8/1/27	8,095	7,338
	Palomar Health GO	5.000%	8/1/27	545	560
[5]	Palomar Health GO	0.000%	8/1/28	500	438
	Palomar Health GO	5.000%	8/1/28	1,640	1,680
	Palomar Health GO	5.000%	8/1/28	8,570	8,759
[5]	Palomar Health GO	0.000%	8/1/29	7,210	6,099
	Palomar Health GO	5.000%	8/1/29	875	892
	Palomar Health GO	5.000%	8/1/29	4,690	4,780
	Palomar Health GO	4.000%	8/1/30	2,150	2,153
	Palomar Health GO	5.000%	8/1/30	1,230	1,251
	Palomar Health GO	4.000%	8/1/31	1,670	1,670
	Palomar Health GO	5.000%	8/1/31	800	813
	Palomar Health GO	4.000%	8/1/32	5,010	4,995
	Palomar Health GO	4.000%	8/1/33	500	498
	Palomar Health GO	5.000%	8/1/33	1,320	1,337
	Palomar Health GO	0.000%	8/1/34	225	140
	Palomar Health GO	4.000%	8/1/34	1,100	1,093
	Palomar Health GO	0.000%	8/1/35	595	349
	Palomar Health GO	4.000%	8/1/35	100	99
	Palomar Health GO	0.000%	8/1/36	510	281
	Palomar Health GO	4.000%	8/1/36	5,015	4,924
	Palomar Health GO	0.000%	8/1/37	1,210	628
	Palomar Health GO	3.000%	8/1/37	250	214
	Palomar Health GO	4.000%	8/1/37	4,285	4,188
[5]	Palomar Health GO	7.000%	8/1/38	3,510	4,013
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,623
	Palomar Health GO	6.750%	8/1/40	2,500	2,857
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,393
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,397
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,811
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	3,028
[3]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	302
[3]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,925	3,659
[4]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[4]	Paramount Unified School District GO	4.000%	8/1/31	125	134
[4]	Paramount Unified School District GO	4.000%	8/1/34	150	159
[4]	Paramount Unified School District GO	4.000%	8/1/35	300	316
[4]	Paramount Unified School District GO	4.000%	8/1/37	390	407
[4]	Paramount Unified School District GO	4.000%	8/1/38	690	713
[4]	Paramount Unified School District GO	4.000%	8/1/40	450	462
	Paramount Unified School District GO	0.000%	8/1/42	2,000	941
[4]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,688
	Pasadena Area Community College District GO	5.000%	8/1/41	825	937
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,128
	Pasadena Area Community College District GO	5.000%	8/1/43	500	561
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,497
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,064
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,137
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	656
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	829
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,101
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,096
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	652
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,516
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,525
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,074

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,511
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,182
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,306
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,679
	Peralta Community College District GO	4.000%	8/1/33	2,755	2,755
	Peralta Community College District GO	4.000%	8/1/34	2,865	2,865
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,271
[3]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,098
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	1,013
	Perris CA Union High School District GO	3.000%	9/1/38	800	730
	Perris CA Union High School District GO	3.000%	9/1/39	850	765
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	888
[1]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	2,032
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,799
	Piedmont Unified School District GO	3.000%	8/1/39	180	164
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	3,000	3,121
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,883
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	855	856
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	141
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	900	901
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	1,220	1,222
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	1,285	1,287
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	305
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	1,350	1,352
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,232
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,239
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,687
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,217
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,195
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	2,014
[10]	Pittsburg Unified School District GO TOB VRDO	3.040%	9/6/24	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,417
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,668
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	123
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,420
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,404
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	923
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,137
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,848
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	2,019
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	7,144
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	441
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	956
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	527
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	882
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	893
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,075
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,022
[4]	Pomona Unified School District GO	5.000%	8/1/26	450	452
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,193
	Pomona Unified School District GO	4.000%	8/1/37	920	962
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,167
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,148
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,379
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,694
	Port Commission of the City & County of San Francisco Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,266
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,227
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,669
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,516
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,756
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	1,989
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,339
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,719

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	925	985
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/27	25	27
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	153
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	131
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	123
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	136
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	166
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	191
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	133
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	159
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	164
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	158
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	208
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	182
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	227
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	278
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	231
	Portola Valley School District GO	3.000%	8/1/35	875	846
	Portola Valley School District GO	3.000%	8/1/36	640	608
	Portola Valley School District GO	3.000%	8/1/37	700	657
	Portola Valley School District GO	3.000%	8/1/38	675	624
	Portola Valley School District GO	3.000%	8/1/39	725	662
	Portola Valley School District GO	3.000%	8/1/40	530	478
[4]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	622
[4]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	410
[4]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,268
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,408
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,142
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,998
	Poway Unified School District GO	0.000%	8/1/30	100	84
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,937
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,555
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,928
	Poway Unified School District GO	0.000%	8/1/36	9,420	6,282
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,990
	Poway Unified School District GO	0.000%	8/1/41	3,000	1,556
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	794
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,760	1,799
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,024
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,500	2,615
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	899
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	960
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	964
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,190
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,245
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,356
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,451
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,527
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,605	1,617
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	150
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	194
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	326
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	279
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	410
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	383
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	361
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	170
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	389
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	522
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	224
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	741
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	467
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	862
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	510
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	993
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	150
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	164
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	204

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	248
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	899
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,123
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,123
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	497
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	3,002
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,366
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	858
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/39	800	859
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	372
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,704
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,806
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,503
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,402
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,712
[1]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	891
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	12,070
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,654
	Ravenswood CA City School District GO	4.000%	8/1/32	130	138
	Ravenswood CA City School District GO	4.000%	8/1/36	270	282
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,005
	Ravenswood CA City School District GO	4.000%	8/1/40	590	602
[4]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,335
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	844
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	742
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,042
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,438
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	869
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	695
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,029
[3]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	502
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,723
[9]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,259
	Redwood City School District GO	3.000%	8/1/33	1,430	1,407
	Redwood City School District GO	3.000%	8/1/40	1,490	1,337
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,468
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,085
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,388
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	506
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	815
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,730
[4]	Rialto Unified School District GO	0.000%	8/1/28	115	103
[4]	Rialto Unified School District GO	0.000%	8/1/29	140	121
[4]	Rialto Unified School District GO	0.000%	8/1/30	665	557
[4]	Rialto Unified School District GO	0.000%	8/1/31	595	481
[4]	Rialto Unified School District GO	0.000%	8/1/32	925	720
[4]	Rialto Unified School District GO	0.000%	8/1/33	860	643
[4]	Rialto Unified School District GO	0.000%	8/1/34	400	285
[4]	Rialto Unified School District GO	0.000%	8/1/35	825	559
[4]	Rialto Unified School District GO	0.000%	8/1/36	720	461
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,435
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,067
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	828
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	75	77
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,145
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,345
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,792
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,108
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,318
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,324
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,821
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,738
[4]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,658
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,661

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,474
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	406
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	333
[1]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	514
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/39	2,180	2,304
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	957
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,014
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,351
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,524
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/44	1,660	1,647
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,183
[7,10]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.200%	9/3/24	109,600	109,600
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,411
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	404
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	689
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	589
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	386
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	630
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,133
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,423
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,408
	Riverside Community College District GO	3.000%	8/1/33	770	760
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,821
	Riverside Community College District GO	3.000%	8/1/36	1,795	1,693
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,886
	Riverside Community College District GO	3.000%	8/1/37	4,350	4,043
	Riverside Community College District GO	3.000%	8/1/38	3,775	3,435
	Riverside Community College District GO	3.000%	8/1/38	7,065	6,429
	Riverside Community College District GO	3.000%	8/1/39	4,210	3,767
	Riverside Community College District GO	3.000%	8/1/39	7,240	6,479
	Riverside Community College District GO	3.000%	8/1/40	2,000	1,768
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,463
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,407
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,149
[3]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,533
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	518
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,103
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,180
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,967
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,045
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,181
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,277
[4]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,747
[4]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,290
[4]	Riverside County Public Financing Authority Tax Allocation Revenue	4.000%	10/1/40	5,000	5,025
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/26	450	471
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/27	300	321
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/28	650	710
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/29	750	834
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/30	770	869
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/31	1,230	1,406
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/32	1,180	1,366
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/33	1,000	1,172
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,190
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	547
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	785
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	2,941
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,086
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	615
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,234
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	1,982
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,057
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/39	3,750	3,778

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	2,009
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	314
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,949
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,036
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,016
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,459
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,249
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,871
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,786
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,520
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	395
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	690
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	657
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	600
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	692
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	710
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,197
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,015
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/29	850	882
	Riverside Unified School District GO	4.000%	8/1/30	850	879
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,288
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,164
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,860
	Riverside Unified School District GO	3.000%	8/1/37	3,400	3,110
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,081
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,442
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,579
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	537
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	726
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,602
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,720
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,909
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	116
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	271
	Romoland School District Special Tax Revenue	5.000%	9/1/39	610	661
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	468
	Romoland School District Special Tax Revenue	5.000%	9/1/44	565	602
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	263
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	368
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	222
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	122
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	203
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	245
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	501
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	127
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	168
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	268
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	251
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	576
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	505
[11]	Roseville CA Special Tax Revenue	5.000%	9/1/34	250	271

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	754
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	485
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,247
[11]	Roseville CA Special Tax Revenue	5.000%	9/1/39	1,000	1,069
	Roseville CA Special Tax Revenue	4.000%	9/1/40	1,325	1,281
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	293
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,222
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	480
[11]	Roseville CA Special Tax Revenue	5.000%	9/1/44	700	735
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,182
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	805
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,139
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,842
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	286
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	346
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	564
[4]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,681
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	540
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	473
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	442
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,789
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	924
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	815
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,513
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,234
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,117
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	471
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	1,725	1,809
[1]	Ross Valley CA School District GO	0.000%	7/1/26	1,025	979
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	280
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	651
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	250
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	501
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,282
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,446
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	612
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	219
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	653
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,089
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	242
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,092
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	210
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,596
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	210
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	232
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	210
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	633
[1]	Sacramento CA City Unified School District GO	6.000%	8/1/34	1,380	1,759
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	468
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,028
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,107
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,039
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,213
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,717
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,182
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,382
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/43	3,320	3,763
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/44	9,730	10,976
[1]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/29	2,215	2,449
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	395
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	511
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	650
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	267
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	225
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	322
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	569
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	665
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,151
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,622

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,952
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,728
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,618
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,335
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	999
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,146
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,714
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,494
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,053
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,336
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,621
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,133
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,552
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,364
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,451
	Sacramento CA Water Revenue	5.000%	9/1/42	6,465	6,775
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,812
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,319
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,940
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,781
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,508
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,388
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,131
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,071
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,944
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,545
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,696
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	1,993
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	718
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,627
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	809
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,029
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,056
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,340
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,709
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,028
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,097
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,404
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,042
[4]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/38	960	999
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,097
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,179
[1]	Sacramento County CA COP	5.000%	10/1/27	660	709
[1]	Sacramento County CA COP	5.000%	10/1/28	695	762
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,899
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,488
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,202
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,310
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,531
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,316
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,685
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,768
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,078
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,291
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	5,273
	Sacramento County California Housing Authority Multifamily Tax-Exempt Bonds Revenue	4.125%	5/1/40	2,500	2,521
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,667
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,100
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,168
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,450
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,586
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,917
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,700
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/42	2,000	2,299
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,546
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/43	2,000	2,289
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/44	2,000	2,280
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/45	2,000	2,272
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,815	4,880
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,893

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	871
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	693
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	962
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,841
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,941
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,044
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,071
[4]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,156
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,041
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,229
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,020
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,013
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,558
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	933
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,334
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,530
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,542
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,210
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,687
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,468
[3]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,226
[3]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	283
[3,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	417
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	399
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,173
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,733
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	672
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,720
[4]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	3,056
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	829
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	867
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	749
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	783
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	790
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,562
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,119
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	696
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,670	5,029
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	4,370	4,499
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	867
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,396
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	228
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,501
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,887
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	859
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,218
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,721
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,603
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,123
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,315
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	1,000	1,038
	San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,195
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,073
	San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,950
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,661
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,192
	San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,819
	San Diego CA Unified School District GO	0.000%	7/1/30	6,220	5,305
[11]	San Diego CA Unified School District GO	5.000%	7/1/30	1,000	1,117
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,825
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,522
	San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,169
	San Diego CA Unified School District GO	0.000%	7/1/34	2,700	2,002
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,181
[11]	San Diego CA Unified School District GO	5.000%	7/1/34	3,410	4,036
[11]	San Diego CA Unified School District GO	5.000%	7/1/34	3,000	3,540
	San Diego CA Unified School District GO	0.000%	7/1/35	1,275	906
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,114
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,693
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,214

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,155
	San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,301
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,707
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,785
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,631
[11]	San Diego CA Unified School District GO	5.000%	7/1/37	2,770	3,227
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,579
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,853
[11]	San Diego CA Unified School District GO	5.000%	7/1/38	1,805	2,092
	San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,456
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,604
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,074
	San Diego CA Unified School District GO	5.000%	7/1/39	360	414
	San Diego CA Unified School District GO	0.000%	7/1/40	1,500	840
	San Diego CA Unified School District GO	5.000%	7/1/40	485	553
[11]	San Diego CA Unified School District GO	5.000%	7/1/40	2,820	3,215
	San Diego CA Unified School District GO	5.000%	7/1/41	620	702
	San Diego CA Unified School District GO	5.000%	7/1/41	1,000	1,163
	San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,417
	San Diego CA Unified School District GO	5.000%	7/1/42	430	484
	San Diego CA Unified School District GO	5.000%	7/1/42	520	601
	San Diego CA Unified School District GO	0.000%	7/1/43	1,000	482
	San Diego CA Unified School District GO	5.000%	7/1/43	600	689
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,374
	San Diego CA Unified School District GO	5.000%	7/1/44	680	778
	San Diego CA Unified School District GO	0.000%	7/1/45	1,000	435
	San Diego CA Unified School District GO	5.000%	7/1/45	1,380	1,571
	San Diego CA Unified School District GO	4.000%	7/1/53	1,000	994
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,684
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,329
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,061
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,268
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,564
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,004
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	864
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	530
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,321
	San Diego Community College District GO	4.000%	8/1/41	1,450	1,525
	San Diego Community College District GO	4.000%	8/1/42	2,000	2,089
	San Diego Community College District GO	4.000%	8/1/43	2,000	2,074
	San Diego Community College District GO, ETM	0.000%	7/1/28	2,390	2,152
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,435
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,729
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,767
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,024
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,180
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,249
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,083
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	870
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,777
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,057
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,389
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	513
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	917
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,064
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,066
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,216
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,054
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,909
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	458
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,357
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,214
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,668
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,776
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	624
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,950
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,164
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	649
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,832
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,346

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	678
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,543
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	713
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,513
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,141
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,555
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,122
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,824
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,637
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,639
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,132
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,142
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,569
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,269
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,182
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,289
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	10,000	10,195
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,249
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,619
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,424
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,526
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,425
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,729
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,855
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,104
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	911
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,782
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,127
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	1,420	1,619
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	1,000	1,134
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,177
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,383
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,168
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,458
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,074
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,092
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	1,056
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	5,259
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,111
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	2,006
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,110
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,608
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,199
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,693
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	5,920	5,929
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,870
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,456
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	5,873
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,647
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,207
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,068
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,252
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,386
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/30	2,180	2,278
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/31	2,265	2,358
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/32	2,355	2,441
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/33	2,450	2,528
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/27	13,095	13,411
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	8,660	8,691
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,202
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,085
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,533
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,377
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	6,048
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	1,951
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	285	287
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	382
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,103
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,742

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,101
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,622
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,605
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,711
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,102
	San Francisco CA City & County GO	4.000%	6/15/35	200	208
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,188
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,036
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,030
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,558
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,312
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	7,878
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,931
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,752
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	5,000	5,015
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	18,110	18,159
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	8,595	8,613
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,792
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	9,590	9,613
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,112
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,626
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,786
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,558
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,901
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,647
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,516
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,167
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,677
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	658
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,915
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,702
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,940
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,272
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,107
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,784
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	9,054
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,882
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	5,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,768
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	3,500	4,037
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	2,250	2,577
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,750	3,135
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,650
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	1,555	1,765
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,635	2,978
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,078
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	549
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	420	461
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	539
[10]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/3/24	34,300	34,300
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,285
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,932
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,820
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,356
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,115

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,152
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,472
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,804
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	7,250	7,647
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	11,215	12,608
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	37,123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,375	1,629
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,185
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,490	1,765
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,190	1,410
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,500	1,777
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,273
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,729
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,901
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,430
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	408
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	532
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	522
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	924
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	789
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	631
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	975
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	895
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	780
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	577
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	643
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	802
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	240
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	408
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/26	1,585	1,655
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	522
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	469
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,041
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	697
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	687
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	727
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	686
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	415
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	934
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	360

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	643
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,467
	San Francisco Community College District GO	5.000%	6/15/29	760	843
[4]	San Francisco Community College District GO	5.000%	6/15/30	575	648
	San Francisco Community College District GO	5.000%	6/15/31	500	560
[4]	San Francisco Community College District GO	5.000%	6/15/31	430	491
	San Francisco Community College District GO	5.000%	6/15/32	805	899
[4]	San Francisco Community College District GO	5.000%	6/15/32	575	666
	San Francisco Community College District GO	4.000%	6/15/33	850	894
[4]	San Francisco Community College District GO	5.000%	6/15/33	750	878
	San Francisco Community College District GO	4.000%	6/15/34	595	625
[4]	San Francisco Community College District GO	5.000%	6/15/34	800	948
[4]	San Francisco Community College District GO	5.000%	6/15/39	1,200	1,380
[4]	San Francisco Community College District GO	5.000%	6/15/40	1,600	1,829
[4]	San Francisco Community College District GO	5.000%	6/15/41	5,300	6,025
[4]	San Francisco Community College District GO	5.000%	6/15/42	5,665	6,414
[4]	San Francisco Community College District GO	5.000%	6/15/43	6,335	7,141
[4]	San Francisco Community College District GO	5.000%	6/15/44	5,000	5,614
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,297
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	622
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,247
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,067
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,603
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,418
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	8,449
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,431
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	8,241
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,276
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	6,327
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,111
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,197
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,256
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,396
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,560
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,706
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,873
[4]	San Jacinto Unified School District GO	3.750%	8/1/41	300	297
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,487
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,560
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	6,036
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,159
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,669
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	13,730	13,776
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,833
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,202
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	93
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	40
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	894
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	517
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,296
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,421
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	82
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,817
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,480
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	453
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	633
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	324
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	497
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	6,900	6,934
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	203
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	207
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	180
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	243
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	302
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	417
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	785
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	816
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	854

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	863
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	386
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	389
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,031
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	637
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	773
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,299
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,067
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	736
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,033
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	888
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,109
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,846
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,187
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,687
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,417
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,535
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,529
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,294
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,998
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,422
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,636
	San Jose Unified School District GO	5.000%	8/1/26	775	814
[3]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,596
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,585
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,392
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,703
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,874
	San Juan Unified School District GO	4.000%	8/1/30	700	735
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,321
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,046
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,324
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,446
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,577
	San Juan Unified School District GO	2.375%	8/1/41	1,955	1,513
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,550
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,378
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,564
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,556
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,449
[4]	San Leandro Unified School District GO	4.000%	8/1/28	200	212
[4]	San Leandro Unified School District GO	4.000%	8/1/30	355	370
[4]	San Leandro Unified School District GO	4.000%	8/1/31	415	430
[4]	San Leandro Unified School District GO	4.000%	8/1/32	500	517
[4]	San Leandro Unified School District GO	4.000%	8/1/33	400	412
[4]	San Leandro Unified School District GO	4.000%	8/1/34	670	690
[4]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,273
[4]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[4]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,397
[4]	San Leandro Unified School District GO	4.000%	8/1/38	810	821
[4]	San Leandro Unified School District GO	4.000%	8/1/39	400	405
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	159
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	123
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	328
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	651
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	147
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	524
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	730
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	932
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	927
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,918
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,900
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,831
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	665
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	642
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	950
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	799
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,128

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	904
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,206
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,059
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,399
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,841
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,242
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,685
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,321
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,627
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,859
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	914
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,961
	San Marcos Unified School District GO	4.000%	8/1/32	300	308
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,775
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,272
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,562
	San Marcos Unified School District GO	0.000%	8/1/41	3,000	1,546
	San Marcos Unified School District GO	0.000%	8/1/42	1,140	559
	San Marcos Unified School District GO	0.000%	8/1/43	1,500	699
[3]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,890
[3]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,979
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,799
[3]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,748
[3]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	12,678
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,042
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,243
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	610
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	608
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,599
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,658
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,840
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,302
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,603
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,105
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,495
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,572
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,641
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,235
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,506
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,883
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,483
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	112
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,608
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,987
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,206
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,901
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,773
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,863
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,279
[3]	San Rafael CA City High School District GO	0.000%	8/1/25	410	399
[3]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,140
[3]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,646
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,117
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,242
	San Rafael CA City High School District GO	3.000%	8/1/38	2,875	2,665
	San Rafael CA City High School District GO	3.000%	8/1/39	2,500	2,277
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,297
[3]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,717
[3]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,822
[3]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,611
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	762
	San Ramon CA COP	4.000%	6/1/37	1,225	1,247
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	1,006
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,570
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,608
[4]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,531
[4]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,610
[4]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,686
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	121
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	113
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	214
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	134
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	556
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	313
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	231
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	689
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	307
[3]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,509
[3]	San Ysidro School District GO	0.000%	8/1/29	1,100	950
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,218
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,205
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,251
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,319
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	503
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,257
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,533
[4]	Sanger Unified School District GO	3.000%	8/1/35	680	648
[4]	Sanger Unified School District GO	3.000%	8/1/36	750	708
[4]	Sanger Unified School District GO	3.000%	8/1/37	820	765
[4]	Sanger Unified School District GO	4.000%	8/1/37	330	346
[4]	Sanger Unified School District GO	3.000%	8/1/39	375	341
[4]	Sanger Unified School District GO	4.000%	8/1/39	330	342
[4]	Sanger Unified School District GO	4.000%	8/1/40	250	257
[4]	Sanger Unified School District GO	4.000%	8/1/41	325	332
[4]	Sanger Unified School District GO	4.000%	8/1/45	1,665	1,652
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	362
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	515
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	524
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	513
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	901
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,343
[3]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,248
[5]	Santa Ana Unified School District GO	0.000%	8/1/34	11,400	8,304
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	754
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	911
	Santa Clara County CA GO	3.500%	8/1/38	160	156
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	6,000	5,799
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,906
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,883
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,857
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,331
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,832
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,798
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,830
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,458
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,006
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,415
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,911
[3]	Santa Clarita Community College District GO	0.000%	8/1/28	400	360
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,650
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,830
	Santa Clarita Community College District GO	3.000%	8/1/33	350	332
	Santa Clarita Community College District GO	3.000%	8/1/37	800	740
	Santa Clarita Community College District GO	3.000%	8/1/38	750	686
	Santa Clarita Community College District GO	3.000%	8/1/39	900	810
	Santa Clarita Community College District GO	3.000%	8/1/40	800	711
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	374
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	336
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	367
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	374
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	209
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	328
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	437
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,270
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,344
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	164
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	169

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	143
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	140	143
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	137
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	250	254
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	761
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	824
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	632
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,456
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,386
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,348
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,585
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,454
	Santa Monica Community College District GO	5.000%	8/1/31	600	655
	Santa Monica Community College District GO	4.000%	8/1/33	500	521
	Santa Monica Community College District GO	4.000%	8/1/34	655	678
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,051
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	683
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,600	1,408
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	105
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	156
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	229
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	362
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	513
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	353
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	634
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	530
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	761
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	474
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	966
[1,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,906
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	776
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	940
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,014
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	837
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,141
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,030
[4]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,583
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	780
[4]	Santa Rosa High School District GO	4.000%	8/1/37	425	439
[4]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,129
[4]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,018
[4]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,310
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,371
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,816
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	180
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	707
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	527
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	622
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	708
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,255
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	291
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	303
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	700
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	1,013
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,874
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,122
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,721
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,289
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,507
	Simi Valley Unified School District GO	4.000%	8/1/32	200	205
	Simi Valley Unified School District GO	3.000%	8/1/35	525	495
	Simi Valley Unified School District GO	3.000%	8/1/36	750	697
	Simi Valley Unified School District GO	3.000%	8/1/37	500	462
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	262
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	577
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	275
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	341
[1]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,684
	Solano County Community College District GO	5.000%	8/1/40	550	633
	Solano County Community College District GO	5.000%	8/1/41	600	687

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,559
	Solano County Community College District GO	4.000%	8/1/43	750	771
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,915
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,850
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,298
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,927
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	340
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	531
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	989
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,420
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,340
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,725
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	33
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	50
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	83
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	100
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,155
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,503
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,043
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,298
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	378
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	573
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	716
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,722
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,888
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,000
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,105
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	11,285	12,895
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,688
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,666
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	10,000	11,331
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,335
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	638
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/41	8,730	10,096
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/42	5,000	5,755
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/43	12,125	13,895
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/45	10,280	11,676
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	734
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,217
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,250
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,910
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	7,435	7,453
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,168
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,402
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,541
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	416
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	12,100
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	63,615	68,477
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,490
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,530
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,498
	Southwestern Community College District GO	4.000%	8/1/31	300	310
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,021
	Southwestern Community College District GO	4.000%	8/1/32	250	257
	Southwestern Community College District GO	4.000%	8/1/33	300	307
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,789
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,400
	Southwestern Community College District GO	4.000%	8/1/37	730	747
	Southwestern Community College District GO	4.000%	8/1/37	400	421
	Southwestern Community College District GO	3.000%	8/1/38	900	844
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,132
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,772
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,197
	Southwestern Community College District GO	0.000%	8/1/41	1,500	786

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,058
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,867
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,789
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,162
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,759
	State Center Community College District GO	3.000%	8/1/34	1,500	1,472
	State Center Community College District GO	4.000%	8/1/34	1,000	1,027
	State Center Community College District GO	3.000%	8/1/40	5,000	4,453
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/39	750	798
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,051
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,361
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,990
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,921
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,767
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,390
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,709
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,659
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,756
[5,11]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/27	1,600	1,714
[5,11]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/28	1,115	1,220
[5,11]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/29	1,105	1,234
[4]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,250
[4]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,055
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,090
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,117
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,207
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,052
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,567
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	2,998
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,143
[1]	Stockton Unified School District GO	5.000%	7/1/27	1,650	1,770
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	681
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,149
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,149
[1]	Stockton Unified School District GO	5.000%	8/1/27	1,285	1,381
[1]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,530
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,307
[1]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,747
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,538
[4]	Stockton Unified School District GO	5.000%	8/1/29	805	882
[1]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,896
[1]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,144
[1]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,416
[1]	Stockton Unified School District GO	5.000%	8/1/30	4,550	5,181
[1]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,301
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	477
[4]	Stockton Unified School District GO	3.250%	8/1/34	630	615
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,500	2,667
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,060
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,107
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,354
[4]	Stockton Unified School District GO	5.000%	8/1/37	1,675	1,973
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,189
[4]	Stockton Unified School District GO	5.000%	8/1/38	2,600	3,045
[4]	Stockton Unified School District GO	5.000%	8/1/39	1,000	1,164
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,660
[4]	Stockton Unified School District GO	5.000%	8/1/40	780	902
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	879
[4]	Stockton Unified School District GO	5.000%	8/1/41	720	828
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,002
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,277
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,363
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,283
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,260
[4]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,002
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,990
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,104
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,049
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,350
	Sweetwater Union High School District GO	3.000%	8/1/25	455	454

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sweetwater Union High School District GO	4.000%	8/1/27	250	254
	Sweetwater Union High School District GO	5.000%	8/1/31	625	644
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,843
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,478
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,126
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,645
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	735
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	398
[4]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	335
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/27	430	453
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/28	1,010	1,076
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/29	1,290	1,388
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/31	600	654
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/32	1,000	1,097
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/33	1,000	1,101
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/34	850	942
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/38	4,250	4,655
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/42	6,905	7,411
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,727
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,837
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,508
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,053
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	592
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	533
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	570
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,063
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	835
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,752
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,810
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,776
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,923
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,475
[3]	Temple City Unified School District GO	0.000%	8/1/27	1,000	918
[3]	Temple City Unified School District GO	0.000%	8/1/28	2,500	2,234
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,264
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,063
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	388
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,271
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,209
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,095
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,724
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,233
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,550
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,322
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,652
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,715
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,970
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,064
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,858
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,277
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,089
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,035
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,629
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,082
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,952
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,381
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,528
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,235
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,074
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,216
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,777
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	165
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	186
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	212
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	239
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	270
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	302
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	332
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,174
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	650

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,133
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,455
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	978
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	611
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	620
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	646
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,300
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	766
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	714
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	537
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	641
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	533
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	1,400	1,489
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	635
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,843
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,052
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,046
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	621
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,043
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,207
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,535
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,020
[4]	Tulare Local Health Care District GO	4.000%	8/1/25	455	459
[4]	Tulare Local Health Care District GO	4.000%	8/1/26	515	526
[4]	Tulare Local Health Care District GO	4.000%	8/1/27	580	599
[4]	Tulare Local Health Care District GO	4.000%	8/1/28	435	454
[4]	Tulare Local Health Care District GO	4.000%	8/1/29	735	773
[4]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,393
[4]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,429
[4]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,112
[4]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,381
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,035
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,367
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,848
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,508
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,000
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,866
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,342
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	3,987
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,704
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,558
[4]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,516
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,792
[3]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,096
[3]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,143
[3]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	1,042
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,425
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,388
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,062
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,275
[3]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,165
	Union Elementary School District GO	0.000%	9/1/29	110	95
[3]	Union Elementary School District GO	0.000%	9/1/29	8,280	7,225
	United Water Conservation District COP	5.000%	10/1/27	700	755
	United Water Conservation District COP	5.000%	10/1/28	740	816
	United Water Conservation District COP	5.000%	10/1/29	785	884
	United Water Conservation District COP	5.000%	10/1/30	835	956
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,143
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,180
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,227
	United Water Conservation District COP	4.000%	10/1/36	935	984
	United Water Conservation District COP	4.000%	10/1/37	980	1,022
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,049
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,091
	United Water Conservation District COP	4.000%	10/1/40	625	644
	University of California College & University Revenue	5.000%	5/15/26	14,000	14,628
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,186
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,486
	University of California College & University Revenue	5.000%	5/15/27	5,000	5,359
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,288

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/28	6,570	7,207
University of California College & University Revenue	5.000%	5/15/28	3,835	4,207
University of California College & University Revenue	5.000%	5/15/29	8,250	9,246
University of California College & University Revenue	5.000%	5/15/29	5,000	5,608
University of California College & University Revenue	5.000%	5/15/29	5,000	5,608
University of California College & University Revenue	5.000%	5/15/29	22,000	24,676
University of California College & University Revenue	4.000%	5/15/30	7,535	7,874
University of California College & University Revenue	5.000%	5/15/31	15,095	16,027
University of California College & University Revenue	5.000%	5/15/31	14,500	16,689
University of California College & University Revenue	5.000%	5/15/31	9,000	10,359
University of California College & University Revenue	5.000%	5/15/32	10,000	11,651
University of California College & University Revenue	5.000%	5/15/33	6,760	7,283
University of California College & University Revenue	5.000%	5/15/33	5,025	5,202
University of California College & University Revenue	5.000%	5/15/33	3,500	4,131
University of California College & University Revenue	5.000%	5/15/33	12,000	14,163
University of California College & University Revenue	4.000%	5/15/34	10,620	10,835
University of California College & University Revenue	5.000%	5/15/34	3,955	4,091
University of California College & University Revenue	5.000%	5/15/34	6,395	6,741
University of California College & University Revenue	5.000%	5/15/34	1,525	1,640
University of California College & University Revenue	4.000%	5/15/35	20,790	21,159
University of California College & University Revenue	5.000%	5/15/35	2,060	2,130
University of California College & University Revenue	5.000%	5/15/35	4,210	4,520
University of California College & University Revenue	5.000%	5/15/35	625	686
University of California College & University Revenue	5.000%	5/15/35	1,775	2,037
University of California College & University Revenue	5.000%	5/15/35	20,000	23,329
University of California College & University Revenue	5.000%	5/15/35	9,125	10,796
University of California College & University Revenue	5.000%	5/15/36	5,425	5,602
University of California College & University Revenue	5.000%	5/15/36	4,295	4,600
University of California College & University Revenue	5.000%	5/15/36	1,250	1,368
University of California College & University Revenue	5.000%	5/15/36	3,050	3,389
University of California College & University Revenue	5.000%	5/15/36	4,205	4,890
University of California College & University Revenue	5.000%	5/15/36	5,000	5,815
University of California College & University Revenue	5.000%	5/15/36	17,300	20,400
University of California College & University Revenue	5.000%	5/15/37	9,530	9,992
University of California College & University Revenue	5.000%	5/15/37	11,710	12,278
University of California College & University Revenue	5.000%	5/15/37	14,620	15,630
University of California College & University Revenue	5.000%	5/15/37	9,665	11,041
University of California College & University Revenue	5.000%	5/15/37	2,000	2,321
University of California College & University Revenue	5.000%	5/15/37	8,825	10,240
University of California College & University Revenue	5.000%	5/15/38	19,090	20,386
University of California College & University Revenue	5.000%	5/15/38	10,065	11,148
University of California College & University Revenue	5.000%	5/15/38	5,230	6,054
University of California College & University Revenue	5.000%	5/15/38	5,000	5,787
University of California College & University Revenue	5.000%	5/15/38	14,590	17,116
University of California College & University Revenue	5.000%	5/15/39	10,000	11,023
University of California College & University Revenue	5.000%	5/15/39	4,945	5,684
University of California College & University Revenue	4.000%	5/15/40	3,000	3,098
University of California College & University Revenue	5.000%	5/15/40	3,000	3,383
University of California College & University Revenue	5.000%	5/15/41	4,000	4,492
University of California College & University Revenue	5.000%	5/15/41	5,000	5,692
University of California College & University Revenue	5.000%	5/15/41	15,000	17,280
University of California College & University Revenue	5.000%	5/15/41	4,000	4,608
University of California College & University Revenue	5.000%	5/15/42	5,000	5,672
University of California College & University Revenue	5.000%	5/15/42	4,000	4,590
University of California College & University Revenue	5.000%	5/15/42	2,500	2,869
University of California College & University Revenue	5.000%	5/15/43	18,155	19,181
University of California College & University Revenue	5.000%	5/15/43	5,010	5,657
University of California College & University Revenue	5.000%	5/15/43	1,000	1,142
University of California College & University Revenue	5.000%	5/15/43	8,750	9,990
University of California College & University Revenue	5.000%	5/15/44	2,500	2,841
University of California College & University Revenue	5.000%	5/15/44	7,875	8,949
University of California College & University Revenue	5.000%	5/15/45	3,025	3,423
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	6,060	6,376
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,216
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,046
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,483
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,774
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,486
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	11,869
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	15,782

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,598
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,405
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,726
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,504
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	800	939
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,458
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	990	1,155
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	5,988
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,317
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,159
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,457
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,412
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,078
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,688
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,028
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,537
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	5,000	5,569
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	37,140	37,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.600%	9/3/24	7,500	7,500
	Upland CA COP	5.000%	1/1/25	1,645	1,651
	Upland CA COP	5.000%	1/1/26	1,610	1,643
	Upland CA COP	5.000%	1/1/27	2,215	2,295
	Upland CA COP	5.000%	1/1/28	2,560	2,692
	Upland CA COP	5.000%	1/1/29	835	878
	Upland CA COP	5.000%	1/1/30	1,455	1,529
	Upland CA COP	5.000%	1/1/31	1,465	1,536
	Upland CA COP	5.000%	1/1/33	1,710	1,787
	Upland CA COP	5.000%	1/1/34	1,500	1,566
	Upland CA COP	4.000%	1/1/35	2,025	1,988
	Upland CA COP	4.000%	1/1/36	1,000	983
[1]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,211
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,578
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	856
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,067
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,065
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	3.900%	9/3/24	2,800	2,800
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,296
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	307
	Vacaville Unified School District GO	4.000%	8/1/37	300	306
	Vacaville Unified School District GO	4.000%	8/1/39	500	507
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	269
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	291
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	302
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	486
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	917
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,093
[4]	Val Verde Unified School District GO	3.000%	8/1/30	220	220
[4]	Val Verde Unified School District GO	4.000%	8/1/31	100	104
[4]	Val Verde Unified School District GO	4.000%	8/1/33	300	308
[4]	Val Verde Unified School District GO	4.000%	8/1/33	140	144
[4]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[4]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[4]	Val Verde Unified School District GO	4.000%	8/1/37	200	203
[4]	Val Verde Unified School District GO	4.000%	8/1/37	250	254
[4]	Val Verde Unified School District GO	4.000%	8/1/39	300	303
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,027
[4]	Vallejo CA Water Revenue	4.000%	5/1/28	250	260
[4]	Vallejo CA Water Revenue	4.000%	5/1/29	150	158
[4]	Vallejo CA Water Revenue	4.000%	5/1/30	150	159
[4]	Vallejo CA Water Revenue	4.000%	5/1/31	200	213
[4]	Vallejo CA Water Revenue	4.000%	5/1/32	175	186
[4]	Vallejo CA Water Revenue	4.000%	5/1/33	150	157
[4]	Vallejo CA Water Revenue	4.000%	5/1/34	250	261
[4]	Vallejo CA Water Revenue	4.000%	5/1/36	240	249
[4]	Vallejo CA Water Revenue	4.000%	5/1/37	400	411
[4]	Vallejo CA Water Revenue	4.000%	5/1/38	500	514
[4]	Vallejo CA Water Revenue	4.000%	5/1/40	350	356

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Vallejo CA Water Revenue	4.000%	5/1/41	500	506
[4]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,159
[4]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,245
[4]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,325
	Ventura Unified School District GO	4.000%	8/1/40	880	909
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,792
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,695
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	571
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	748
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	1,130	1,149
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	842
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	3,320	3,420
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	1,205	1,249
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,797
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,532
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,913
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	4,170	4,444
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,634
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	536
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,745
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,840
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,105	1,215
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,089
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,368
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,083
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,435
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,080
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	781
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,713
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	803
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	469
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	538
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	497
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,260
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	585
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,265
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,505
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,173
[3]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,682
[3]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,184
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,450
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,448
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,078
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,867
	Washington Township Health Care District GO	5.250%	8/1/37	355	415
	Washington Township Health Care District GO	5.250%	8/1/38	375	435
	Washington Township Health Care District GO	5.250%	8/1/39	650	750
	Washington Township Health Care District GO	5.250%	8/1/40	900	1,032
[1]	Washington Township Health Care District GO	4.125%	8/1/41	400	412
[1]	Washington Township Health Care District GO	4.125%	8/1/42	500	512
[1]	Washington Township Health Care District GO	4.250%	8/1/43	600	619
[1]	Washington Township Health Care District GO	4.250%	8/1/45	900	918
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	651
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	455
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	910
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	803
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,300
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	445
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	962
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	781
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	416
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,036
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,201
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	794
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	425
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,584

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	802
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,402
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	759
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	96
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	398
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,487
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	971
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,400
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,642
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,631
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,049
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,129
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,848
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	618
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	87
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,883
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,172
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,926
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	513
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	602
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	973
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	20
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	542
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	407
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	405
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	327
[10]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.040%	9/6/24	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	427
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	411
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,336
[5]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	785
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	365
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	464
[3]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,721
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	808
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	465
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	529
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,743
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	663
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	647
[3]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,242
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	679
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	722
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,072
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	911
[5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	1,023
[3,4]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,453
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,300
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,633
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,012
[3]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	752
[1,2]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	6,048
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	957
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,210
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,252
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,706
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,788
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	698
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	603
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	640
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	599
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	630
[4]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,135
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	622
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	622
[4]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,302
[4]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,215
[4]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,581
[4]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,429

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	1,991
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	807
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	693
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,140
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,534
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,581
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	447
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	865
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,846
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	954
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,206
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	539
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,085
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,616
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,080
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,702
[4]	Western Placer Unified School District GO	4.000%	8/1/31	885	910
[4]	Western Placer Unified School District GO	4.000%	8/1/31	755	776
[4]	Western Placer Unified School District GO	4.000%	8/1/32	920	944
[4]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,012
[4]	Western Placer Unified School District GO	4.000%	8/1/34	545	557
[4]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,044
[4]	Western Placer Unified School District GO	4.000%	8/1/35	630	642
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,294
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,365
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,352
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	385
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	304
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	461
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	467
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	245
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	422
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	435
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	238
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	316
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	432
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	518
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	309
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	563
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	510
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	541
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,178
	Westside Union School District GO	0.000%	8/1/32	1,055	819
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,019
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,330
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,000	702
[4]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,239
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,455
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,002
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,002
					15,528,764
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/43	750	813
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	402
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,687
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,000	1,005
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,255	2,199
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,815
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,474
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,639
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	710	782
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,166
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,782
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,119
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	562
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	123

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	135	150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,805
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/43	975	1,054
					20,577
Maryland (0.0%)
[15]	Freddie Mac Pool	3.750%	7/1/42	4,579	4,608
Minnesota (0.1%)
[15]	Freddie Mac Pool	3.550%	11/1/32	4,665	4,589
[15]	Freddie Mac Pool	3.600%	1/1/33	924	907
[15]	Freddie Mac Pool	3.180%	9/1/33	8,975	8,606
					14,102
Multiple States (0.5%)
[15]	Freddie Mac Multifamily Certificates	3.350%	11/25/33	23,617	23,085
[15]	Freddie Mac Multifamily Certificates	2.875%	7/25/36	29,460	27,447
[15]	Freddie Mac Multifamily Certificates	2.250%	9/25/37	29,671	25,092
					75,624
Ohio (0.1%)
[15]	Freddie Mac Pool	3.400%	11/1/40	10,000	9,427
Pennsylvania (0.0%)
[15]	Freddie Mac Pool	3.600%	7/1/40	4,036	3,758
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	9,092	5,751
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	11,970	12,053
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	19,954	20,777
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,486	28,476
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	35,991	39,849
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	7,827	5,265
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	25,659	25,445
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	4,890	4,821
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	13,135	12,835
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,385	2,264
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,396
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,409
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,899
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	519
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,438
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,985	2,097
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	650	687
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,290	9,857
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,570
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	1,057
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,960	1,859
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,720	10,167
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	38,763	34,839
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,262
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,464
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	624
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	8,453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	10,429
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	36,394	35,940
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	279	276
					294,778
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	183
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	471

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,609
				2,263
Total Tax-Exempt Municipal Bonds (Cost $16,111,816)				15,953,901
Total Investments (100.8%) (Cost $16,111,816)				15,953,901
Other Assets and Liabilities—Net (-0.8%)				(123,488)
Net Assets (100%)				15,830,413
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $696,387,000, representing 4.4% of net assets.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Securities with a value of $2,797,000 have been segregated as initial margin for open futures contracts.
14	Non-income-producing security—security in default.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	1,292	141,343	(334)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2024	(162)	(18,397)	77
Ultra 10-Year U.S. Treasury Note	December 2024	(118)	(13,858)	73
Ultra Long U.S. Treasury Bond	December 2024	(354)	(46,706)	616
				766
				432
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

Vanguard® California Intermediate-Term Tax-Exempt Fund
risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,953,901	—	15,953,901
Derivative Financial Instruments
Assets
Futures Contracts[1]	766	—	—	766
Liabilities
Futures Contracts[1]	(334)	—	—	(334)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.